SB   Smith Barney
MF   Mutual Funds

P R O S P E C T U S

S&P 500
Index Fund

U.S. 5000
Index Fund

EAFE
Index Fund

Class A and D Shares
-------------------------
April 28, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

 Contents

Investments, risks and
performance...............................   2
  Smith Barney S&P 500 Index Fund.........   2
  Smith Barney U.S. 5000 Index Fund.......   6
  Smith Barney EAFE Index Fund............  10
More on the funds' investments............  14
Feeder fund structure.....................  16
Management................................  17
Choosing a class of shares to buy.........  19
Buying shares.............................  20
Exchanging shares........................  21
Redeeming shares..........................  22
Other things to know about share transactions....  24
Salomon Smith Barney Retirement Programs....  25
Dividends, distributions and taxes........  25
Share price.........................  26
Financial Highlights................  28
  Smith Barney S&P 500 Index Fund........28
  Smith Barney U.S. 5000 Index Fund....  30
  Smith Barney EAFE Index Fund.........  31

Each fund is a separate series of Smith Barney Investment
Trust, a Massachu-
setts Business Trust.

You should know: An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Smith Barney Mutual Funds

 Investments, risks and performance

S&P 500 Index Fund

Investment objective

The Smith Barney S&P 500 Index Fund ("S&P 500 Index Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The fund will hold a broadly diversified portfolio of common stocks that is comparable to the S&P
500 Index in terms of
economic sector weightings, market capitalization and liquidity.

Principal investment strategies

Key Investments The S&P 500 Index Fund invests at least 80% of its assets in common stocks included in the S&P 500 Index. The fund holds stocks of substan-tially all of the companies which comprise the S&P 500
Index, including those
companies which are headquartered outside the U.S. The fund also enters into repurchase agreements, lends portfolio securities and uses certain types of derivative instruments to help implement its objective.

Selection process The manager manages the S&P 500 Index
Fund as a "pure" index
fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the composition of the S&P 500 Index as closely as possible by adjusting the fund's portfolio daily to reflect the companies included in the index and their weightings. The fund does not mirror the index exactly because, unlike the index, the fund must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the fund's expenses.

The S&P 500 Index is one of the mostly widely used benchmarks of U.S. equity performance. The index consists of 500 stocks chosen for market capitalization, liquidity and industry group representation. The index is market-value-weighted, so the larger of the 500 companies have a bigger impact on the per-formance of the index. The index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Index Funds

Principal risks of investing in the fund

Investors could lose money on their investments in the S&P
500 Index Fund, or
the fund may not perform as well as other investments, if:

 .The S&P 500 Index declines or performs poorly relative to other U.S. equity indexes or individual stocks
 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the S&P
  500 Index
 .The stocks of companies which comprise the S&P 500 Index fall out of favor with investors

Because the S&P 500 Index Fund is managed as an index fund, it will not ordi-narily sell a portfolio security because of the security's poor performance.
The fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust their rela-tive weightings. Although the manager seeks to replicate the performance of the
S&P 500 Index, the fund may underperform the index even before deducting expenses because the fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks.

Who may want to invest The S&P 500 Index Fund may be an appropriate investment if you:

 .Are seeking to participate in the long term growth potential of U.S. large capitalization stocks
 .Are seeking an investment which tracks the performance of the S&P 500 Index
 .Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 .Are willing to accept the risks of the stock market


Smith Barney Mutual Funds

Risk return bar chart

This bar chart shows the performance of the S&P 500 Index fund's common shares since inception through December 31, 1999, and, in the future, will show changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's Class A shares since inception. Class D shares have different performance because of different expenses.

                      Total Return for Class A Shares

                        99                      20.03%

Quarterly returns:

Highest: 14.62% in 4th quarter 1999; Lowest: (6.27)% in 3rd quarter 1999

Risk return table

This table compares the average annual total return of each class for the peri-ods shown with that of the S&P 500 Index, a broad-based unmanaged market capi-talization-weighted measure of 500 widely held common stocks. This table assumes the redemption of shares at the end of the period and the reinvestment of distributions and dividends.

                       Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

               1 Year Since Inception Inception Date
Class A        20.03%     23.53%         01/05/98
Class D        20.29%     26.25%         08/04/98
S&P 500 Index  21.03%     25.20%             *

*Index Comparison begins on January 31, 1998

Index Funds

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)
Class A  Class D
Maximum sales charge (load) imposed on purchases (as a % of
offering price)
None     None
Maximum deferred sales charge (load)
None     None
(as a % of the lower of net asset value at
purchase or redemption)
                        Annual fund operating expenses*
(expenses deducted from fund assets)
Class A  Class D
Management fees
0.25%    0.25%
Service (12b-1) fees
0.20%     None
Other expenses
0.23%    0.18%

------   ------
Total annual fund operating expenses
0.68%    0.43%
Expense reimbursement**
(0.09%)  (0.09%)

------   ------
Net annual operating expenses
0.59%    0.34%

======   ======

*For the fiscal year ended November 30, 1999.

**Management has agreed to cap the fund's net annual operating expenses at
0.59% for Class A shares and 0.39% for Class D shares.
Management may not dis-
continue or modify this cap without the approval of the fund's trustees.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .You redeem all shares at the end of the period
 .Your investment has a 5% return each year
 .The fund's operating expenses remain the same

                      Number of years you own your shares

         1 year 3 years 5 years 10 years
Class A   $69    $218    $379     $847
Class D   $44    $138    $241     $542

                                                  Smith
Barney Mutual Funds

 Investments, risks and performance

Smith Barney U.S. 5000 Index Fund

Investment objective

The Smith Barney U.S. 5000 Index Fund (the "U.S. 5000 Index
Fund") seeks to
offer long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000 Index.

The U.S. 5000 Index Fund is a feeder fund in a master/feeder structure. Accord-ingly, the fund does not buy individual securities directly. Instead, it invests all of its assets in the US Equity Index Master
Portfolio ("Master
Portfolio"), a series of Master Investment Portfolio
("MIP"), a registered
open-end management investment company. The Master
Portfolio seeks to provide
investment results that match as closely as practicable, before fees and expenses, the performance of the Wilshire 5000 Index. The
Master Portfolio's
investment objective may be changed by MIP's Board of Trustees with interestholder approval.

The U.S. 5000 Index Fund will invest in the Master
Portfolio, which seeks to
achieve its objective by investing substantially all of its assets in two other
Master Portfolios of MIP--the Extended Index Master
Portfolio (which invests
substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index) and the S&P 500 Index Master
Portfolio (which invests
substantially all of its assets in stocks comprising the S&P 500 Index) (to-gether, the "Underlying Portfolios"). The Master
Portfolio's assets will be
invested in the Underlying Portfolios in proportions adjusted periodically to approximate the capitalization range of the Wilshire 5000
Index.

In addition to selling its beneficial interest to the U.S.
5000 Index Fund, the
Master Portfolio has sold and may continue to sell its beneficial interest to certain other mutual funds or other accredited investors.
The expenses and,
correspondingly, the returns of other investment options in the Master Portfo-lio may differ from those of the fund.

Principal investment strategies
Key investments The Master Portfolio invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the Wilshire 5000 Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio and earnings growth.

Index Funds

The returns for the U.S. 5000 Index Fund are likely to be below those of the
Wilshire 5000 Index because the fund, the Master Portfolio and the Underlying
Portfolios each have fees and transaction expenses while the Wilshire 5000
Index, the Wilshire 4500 Index and the S&P 500 Index have none.

Under normal market conditions the Master Portfolio invests at least 90% of its assets, through the Underlying Portfolios, in common stocks included in the
Wilshire 5000 Index, which represents the performance of a broad range of U.S.
stocks.

Selection process The Master Portfolio follows an indexed or "passively man-aged" approach to investing. This means that Barclays
Global Fund Advisors
("BGFA") determines which proportion of the Equity Index
Master Portfolio's
assets will be invested in each Underlying Portfolio to match, to the extent feasible, the capitalization range and returns of the Wilshire 5000 Index. In turn, the Underlying Portfolios determine which securities are to be purchased or sold to match or sample their respective benchmarks.

This means that BGFA does not evaluate individual companies to identify attrac-tive investment candidates. Instead, BGFA attempts to mirror the composition of the Wilshire 5000 Index as closely as possible by adjusting the Master Portfo-lio's portfolio periodically to reflect the companies included in the index and their weightings. The Master Portfolio does not mirror the Wilshire 5000 Index exactly because, unlike the Wilshire 5000 Index, the Master
Portfolio must
maintain a portion of its assets in cash and liquid securities to meet redemp-tion requests and pay the Master Portfolio's expenses.

The Wilshire 5000 Index, an unmanaged capitalization-weighted index of over
7,000 U.S. equity securities, consists of all the U.S.
stocks regularly traded
on the New York and American Stock Exchanges and the Nasdaq over-the-counter market for which daily pricing is available. An index is a hypothetical measure of performance based on the movement of securities that make up a particular market. The Wilshire 5000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The Wilshire 5000 Index does not have to maintain liquidity to meet redemption requests or pay expenses.

The Wilshire 5000 Index is comprised of the stocks in the Standard & Poor's 500
Stock Index, except for a small number of foreign stocks that represent approx-imately 3% of the S&P 500 Index, and the stocks in the Wilshire 4500 Index.

                                                  Smith
Barney Mutual Funds

Principal risks of investing in the fund

Investors could lose money on their investments in the U.S.
5000 Index Fund, or
the fund may not perform as well as other investments, if:

 .The Wilshire 5000 Index declines or performs poorly relative to other U.S.
  equity indices or individual stocks
 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the
  Wilshire 5000 Index

The U.S. 5000 Index Fund is exposed to the risks of investing in common stocks as well as, to a lesser extent, the additional risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors.

The U.S. 5000 Index Fund is expected to have the same volatility as the U.S.
stock market as a whole. Additionally, the Wilshire 5000
Index includes smaller
capitalization companies whose stocks tend to have more price volatility than larger companies.

The U.S. 5000 Index Fund may not track the Wilshire 5000
Index perfectly
because differences between the Wilshire 5000 Index and the fund's portfolio will cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and the differences between how and when the fund and the Wilshire
5000 Index are val-
ued can also cause differences in performance.

Who may want to invest The U.S. 5000 Index Fund may be an appropriate invest-ment if you:

 .Are seeking to participate in the long term growth potential of U.S. stocks
 .Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 .Are willing to accept the risks of the stock market

Performance

The U.S. 5000 Index Fund does not yet have a sufficient operating history to generate the performance information which other Smith
Barney funds show in bar
and table form in this part of the prospectus.

Index Funds

Fee table

This table sets forth the fees and expenses you will pay if you invest in
U.S. 5000 Index Fund shares.

                                Shareholder fees

(fees paid directly from your investment)   Class A Class D
Maximum sales charge (load) imposed
on purchases (as a % of offering price)       None   None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value at
purchase or redemption)                       None   None
                         Annual fund operating expenses
(expenses deducted from fund assets)        Class A Class D
Management fee*                              0.23%   0.23%
Service (12b-1) fees                         0.20%   None
Other expenses**                             0.25%   0.25%
Total annual fund operating expenses***      0.68%   0.48%

* The "Management fee" includes an investment management fee payable by the
   Master Portfolio and an administration fee payable by the fund.

** The fund is new, and therefore, has no historical expense data. The amount set forth in "Other expenses" represents the aggregate amount that is pay-
   able by the Master Portfolio, the Underlying Portfolios and the fund, and has been estimated based on expenses the fund expects to incur during its first full fiscal year.
*** Management has agreed to cap the fund's other expenses at 0.25%. Management may not discontinue or modify this cap without the approval of the fund's trustees. As a result of the expense cap, the total annual fund operating expenses will not exceed 0.68% for Class A Shares and 0.48% Class D Shares.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .You redeem all shares at the end of the period
 .Your investment has a 5% return each year
 .The fund's operating expenses remain the same

                      Number of years you own your shares*

         1 year 3 years
Class A   $49    $218
Class D   $49    $154

* Reflects costs at the fund, the Master Portfolio and the Underlying Portfolio levels.

                                                  Smith
Barney Mutual Funds

 Investments, risks and performance

Smith Barney EAFE Index Fund

Investment objective

The Smith Barney EAFE Index Fund (the "EAFE Index Fund") seeks to offer long-term capital growth and diversification by approximating, before fees and expenses, the performance of the Morgan Stanley Capital
International Europe,
Australasia, and Far East Free (EAFE Free) Index (the "EAFE
Index").

The EAFE Index Fund is a feeder fund in a master/feeder structure. Accordingly, the fund does not buy individual securities directly.
Instead, it invests all
of its assets in the International Index Master Portfolio
("Master Portfolio")
a series of MIP, rather than directly in a portfolio of securities. The Master
Portfolio seeks to provide investment results that match as closely as practi-cable, before fees and expenses, the performance of the Index. The Master Port-folio's investment objective may be changed by MIP's Board of Trustees without interestholder approval.

In addition to selling its shares to the EAFE Index Fund, the Master Portfolio has sold and may continue to sell its shares to certain other mutual funds or other accredited investors. The expenses and, correspondingly, the returns of other investment options in the Master Portfolio may differ from those of the fund.

Principal investment strategies

Key investments The Master Portfolio invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the EAFE Index. Under normal conditions, the Master Portfolio invests at least 90% of its assets in common stocks included in the EAFE Index, which represents the performance of foreign stock markets.
The Master Portfolio
attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the
EAFE Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes.

The returns for the EAFE Index Fund are likely to be below those of the EAFE
Index because the fund and the Master Portfolio each have fees and transaction expenses while the EAFE Index has none.

Index Funds

Selection process BGFA follows an indexed or "passively managed" approach to investing. This means that BGFA does not evaluate individual companies to iden-tify attractive investment candidates. Instead, BGFA attempts to mirror the composition of the EAFE Index as closely as possible by adjusting the Master
Portfolio's portfolio periodically to reflect the companies included in the
EAFE Index and their weightings. The Master Portfolio does not mirror the EAFE
Index exactly because, unlike the EAFE Index, the Master
Portfolio must main-
tain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Master Portfolio's expenses.

The EAFE Index is an unmanaged index of common stocks of companies located in
Europe, Australasia and the Far East (includes dividends net of withholding taxes). An index is a hypothetical measure of performance based on the movement of securities that make up a particular market. The EAFE
Index does not show
actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The EAFE Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.


Principal risks of investing in the fund

Investors could lose money on their investments in the EAFE
Index Fund, or the
fund may not perform as well as other investments, if:

 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the EAFE
  Index
 .Adverse governmental action or political, economic or market instability affects a foreign country or region
 .The currency in which a security is priced declines in value relative to the
  U.S. dollar
 .The EAFE Index declines or performs poorly relative to other non-U.S. equity indices or individual stocks

Foreign markets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently that the U.S. market. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Currency fluctuations could erase investment gains or add to investment losses. Because the value of an American Depositary
Receipt ("ADR") is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign invest-ing.

                                                  Smith
Barney Mutual Funds

The EAFE Index Fund may not track the EAFE Index perfectly because differences between the EAFE Index and the fund's portfolio will cause differences in per-formance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and the differences between how and when the fund and the EAFE Index are valued can also cause differences in per-formance.

Who may want to invest The EAFE Index Fund may be an appropriate investment if you:

 .Are seeking to participate in the long term growth potential of international markets
 .Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks
 .Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities

Performance

The EAFE Index Fund does not yet have a sufficient operating history to gener-ate the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Index Funds

Fee table

This table sets forth the fees and expenses you will pay if you invest in EAFE
Index Fund shares.

                                Shareholder fees

(fees paid directly from your investment)   Class A Class D
Maximum sales charge (load) imposed
on purchases (as a % of offering price)       None   None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value at
purchase or redemption)                       None   None
                         Annual fund operating expenses
(expenses deducted from fund assets)        Class A Class D
Management fee*                              0.40%   0.40%
Service (12b-1) fees                         0.20%   None
Other expenses**                             0.25%   0.25%
Total annual fund operating expenses***      0.85%   0.65%

 * The "Management fee" includes an investment management fee payable by
    theMaster Portfolio and an administration fee payable by the fund.

** The fund is new, and therefore, has no historical expense data. The amount set forth in "Other expenses" represents the aggregate amount that is pay-
    able by both the Master Portfolio and the fund, and has been estimated based on expenses the fund expects to incur during its first full fiscal year.
*** Management has agreed to cap the fund's other expenses to 0.25%. Management may not discontinue or modify this cap without the approval of the fund trustees. As a result of this expense cap, the total annual fund operating expenses will not exceed 0.85% for Class A Shares and 0.65% for Class D
    Shares.

                                                  Smith
Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .You redeem all shares at the end of the period
 .Your investment has a 5% return each year
 .The fund's operating expenses remain the same

                      Number of years you own your shares*

         1 year 3 years
Class A   $87     271
Class D   $66     208

*Reflects costs at both the fund and Master Portfolio levels.

 More on the funds' investments

S&P 500 Index Fund

Derivatives The fund may, but is not required to, use futures and options on securities and securities indexes, and options on these futures, for any of the following purposes:

 .to simulate full investment in the S&P 500 Index while maintaining sufficient liquidity to satisfy daily redemption requests and operating expenses

 .to facilitate trading in the securities of companies that comprise the index

 .to reduce transaction costs

 .to seek higher investment returns when a contract is priced more attractively than the stocks comprising the index

The S&P 500 Index Fund may not invest more than 20% of its assets in derivative contracts or more than 5% of its assets in open purchased put options.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indexes. Even a small investment in derivative contracts can have a big impact on the fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.

Index Funds

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.
Derivatives can also make
the fund less liquid and harder to value, especially in declining markets.

Money market instruments The S&P 500 Index Fund may temporarily maintain up to
20% of its assets in money market instruments. The fund invests in money market instruments under the following circumstances:

 .pending investment of proceeds of the sale of shares of the fund

 .pending settlement of purchases of securities by the fund

 .to maintain liquidity to meet anticipated redemptions

Foreign investments The S&P 500 Index Fund may purchase common stocks and ADRs of the foreign companies included in the S&P 500 Index.
These securities are
publicly traded on U.S. securities exchanges or over-the-counter markets. ADRs are U.S. dollar denominated securities which represent an interest in an under-lying foreign security.

Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less informa-tion available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.
Currency fluctuations
could erase investment gains or add to investment losses.
Because the value of
an ADR is dependent upon the market price of an underlying foreign security,
ADRs are subject to most of the risks associated with foreign investing.

U.S. 5000 Index and EAFE Index Funds

Because it can be very expensive to buy and sell all of the securities in each funds' corresponding Index, each Master Portfolio employs a "sampling" tech-nique to approximate Index characteristics such as capitalization and industry weight using fewer securities than contained in the corresponding Index.

Each Master Portfolio follows an indexed or "passively managed" approach to investing. This means that BGFA selects securities for each Master Portfolio designed to approximate the investment characteristics and performance of the corresponding Index.

Derivative BGFA uses various techniques, such as buying and selling futures contracts, to increase or decrease each fund's exposure to changing security prices or other factors that affect security values. If BGFA's strate-gies do not work as intended, each fund may not achieve its objective.

                                                  Smith
Barney Mutual Funds

In seeking to match the performance of the corresponding
Index, each Master
Portfolio also may engage in futures and options transactions and other deriva-tive securities transactions which involve risk. The futures contracts and options on futures contracts each Master Portfolio may purchase are considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. Each Master Portfolio intends to use futures contracts and options as part of its short-term liquidity holdings and/or as substitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms.

Although each Master Portfolio attempts to be fully invested at all times in securities comprising the corresponding Index and in futures contracts and options on futures contracts, each Master Portfolio may also invest up to 10% of its assets in high-quality money market instruments to provide liquidity.
Each Master Portfolio also may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settle-ment in more than seven days.

 Feeder fund structure

The U.S. 5000 Index Fund and the EAFE Index Fund is each structured as a feeder fund. Neither fund buys individual securities directly.
Instead, each fund
invests in a corresponding Master Portfolio. Each Master
Portfolio invests in
securities in accordance with investment objectives, policies and limitations that are similar to those of the corresponding fund.

As other investors invest their assets in each Master
Portfolio, certain eco-
nomic efficiencies may be realized with respect to each Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by a fund
(and the other existing interestholders in each Master
Portfolio) would be
spread across a larger asset base as more funds invest in the Master Portfolio.
However, if a mutual fund or other investor withdraws its investment from a
Master Portfolio, the economic efficiencies that should be available through investment in a Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.

The U.S. 5000 Index Fund or the EAFE Index Fund may withdraw its investments in a Master Portfolio if the Board determines that it is in the

Index Funds
best interests of the corresponding fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of each fund in another pooled investment entity having the same investment objective as a fund, direct man-agement of such fund by SSB Citi Fund Management LLC ("SSB
Citi") or the hiring
of a sub-advisor to manage the fund's assets.

Investment of either fund's assets in a Master Portfolio is not a fundamental policy of the fund and a shareholder vote is not required for the fund to with-draw its investment from the Master Portfolio.

 Management

S&P 500 Index Fund

Manager The S&P 500 Index Fund's investment adviser is The
Travelers Investment
Management Company (TIMCO). The manager selects the fund's investments and oversees its operations. The manager's address is One Tower
Square, Hartford,
Connecticut 06183-2030. TIMCO and SSB Citi are affiliates of Salomon Smith Bar-ney Inc. The manager, administrator and Salomon Smith
Barney are subsidiaries
of Citigroup Inc. Citigroup businesses produce a broad range of financial serv-ices--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse chan-nels to make them available to consumer and corporate customers around the world.

Sandip Bhagat, president and chief investment officer of TIMCO, and John Lau, portfolio manager for TIMCO, have been responsible for the day-to-day manage-ment of the fund's portfolio since its inception. Messrs.
Bhagat and Lau have
more than 11 and 4 years, respectively, of securities business experience.

U.S. 5000 Index and EAFE Index Fund

A feeder fund does not need an investment manager. Each
Master Portfolio's
investment advisor is BGFA. BGFA is a wholly owned direct subsidiary of
Barclays Global Investors, N.A. (which is an indirect subsidiary of Barclays
Bank PLC) and is located at 45 Fremont Street, San
Francisco, California 94105.
BGFA has provided asset management, administration and advisory services for over 25 years. For the U.S. 5000 Index Fund, BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.01% of the U.S.
Equity Index Master Portfolio's average daily net assets, 0.08% of the average daily net assets of the Extended Index Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Portfolio.

                                                  Smith
Barney Mutual Funds
for the EAFE Index Fund, BGFA receives a monthly advisory fee from the Interna-tional Index Master Portfolio at an annual rate equal to 0.15% of the first
$1 billion, and 0.10% thereafter, of the International
Index Master Portfolio's
average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the applicable Master
Portfolio, and accordingly, have a favorable impact on its performance.

Each fund bears a pro rata portion of the investment advisory fees paid by the
Master Portfolio as well as certain other fees paid by the Master Portfolio, such as accounting, legal and Securities and Exchange
Commission registration
fees.

Management fees For its services, the manager received a fee during the S&P 500
Index Fund's last fiscal year equal on an annual basis to 0.15%, of the fund's average daily net assets.

All Funds

Administrator The funds' administrator is SSB Citi whose address is 388 Green-wich Street, New York, New York 10013. SSB Citi and Salomon
Smith Barney are
subsidiaries of Citigroup.

Administration fees For its services, SSB Citi receives a fee equal on an annual basis to 0.10% of the S&P 500 Index Funds' average daily net assets. The administrator waived all of its fees during the S&P 500
Index Fund's last fiscal
year. For its services, SSB Citi receives a fee equal on an annual basis to
0.15% of each of the U.S. 5000 Index and EAFE Index funds' average daily net assets.

Distributor Each fund has entered into an agreement with CFBDS, Inc. to dis-tribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans Each fund has adopted a Rule 12b-1 service plan for its
Class A shares. Under the plan, Class A shares pay a service fee for the sale of its shares and for services provided to shareholders.
The fee for Class A
shares is an ongoing expense and, over time, may cost you more than other types of sales charges.

Index Funds

Transfer agent and shareholder servicing agent Citi
Fiduciary Trust Company
serves as each fund's transfer agent and shareholder servicing agent (the
"transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as each fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

 Choosing a class of shares to buy


You may purchase Class A shares which are sold at net asset value with no ini-tial or deferred sales charge. Class A shares are subject to an ongoing service fee.

You may purchase Class D shares only if you are participating in certain investment programs which charge a fee for participation, including the Salomon
Smith Barney Retirement Programs. Class D shares are also offered to tax-exempt employee benefit and retirement plans of Salomon Smith
Barney and its affili-
ates. For more information about these programs, please contact a Salomon Smith
Barney Financial Consultant.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the nature of your investment account.

                                       Initial Additional
General                                $1,000     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts         $  250     $50
Qualified Retirement Plans*            $   25     $25
Simple IRAs                            $    1     $ 1
Monthly Systematic Investment Plans    $   25     $25
Quarterly Systematic Investment Plans  $   50     $50

* Qualified Retirement Plans are retirement plans qualified under Section
   403(b)(7) or Section 401(a) of the Internal Revenue
Code, including 401(k)
   plans

                                                  Smith
Barney Mutual Funds

 Buying shares

     Through a   You should contact your Salomon Smith
Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a
brokerage account
        Barney   and make arrangements to buy shares. If
you do not provide
     Financial   the following information, your order will
be rejected:
 Consultant or
        dealer
representative

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through
your brokerage account
                 no later than the third business day after
you place your
                 order. Salomon Smith Barney or your dealer
representative may
                 charge an annual account maintenance fee.
-----------------------------------------------------------
---------------------

  Through each   Qualified retirement plans and certain
other investors who
   fund's sub-   are clients of a selling group member are
eligible to buy
      transfer   shares directly from a fund.
    agent
                 .Write the sub-transfer agent at the
following address:
                      Smith Barney Investment Trust

                        S&P 500 Index Fund
                        U.S. 5000 Index Fund

                        EAFE Index Fund
                      (Specify fund and class of shares)

                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699

                 .Enclose a check made payable to the
applicable fund to pay
                   for the shares. For initial purchases,
complete and send an
                   account application
                 .For more information, call the transfer
agent at 1-800-451-
                   2010.
-----------------------------------------------------------
---------------------
     Through a
    systematic   You may authorize Salomon Smith Barney,
your dealer represen-
    investment   tative or the sub-transfer agent to
transfer funds automati-
          plan   cally from a regular bank account, cash
held in a Salomon
                 Smith Barney brokerage account or Smith
Barney money market
                 fund to buy shares on a regular basis.

Index Funds

                 .Amounts transferred should be at least
$25 monthly or $50
                   quarterly

                 .If you do not have sufficient funds in
your account on a
                   transfer date, Salomon Smith Barney,
your dealer represen-
                   tative or the sub-transfer agent may
charge you a fee
                 For more information, contact your Salomon
Smith Barney
                 Financial Consultant, dealer
representative or the transfer
                 agent or consult the Statement of
Additional Information
                 ("SAI").

 Exchanging shares

  Smith Barney   Each fund is exchangeable into the other.
      offers a
   distinctive
     family of
         funds
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 You should contact your Salomon Smith
Barney Financial
                 Consultant or dealer representative to
exchange into the
                 funds. Be sure to read the prospectus of mutual funds you are exchanging into. An exchange is a taxable transaction.

                 .You may exchange shares only for shares of the same class.

                 .You may also exchange fund shares only
for shares of other
                   classes if you are participating in
certain fee based advi-
                   sory programs or employer-sponsored
retirement plans.
                   Please contact your Salomon Smith Barney
Financial Consul-
                   tant or your dealer representative for
more information.

                 .You must meet the minimum investment
amount for each fund
                   (except for systematic exchanges)

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for
transfer or with
                   signed stock powers (documents
transferring ownership of
                   certificates) before the exchange is
effective.

                 .The fund may suspend or terminate your
exchange privilege if
                   you engage in an excessive pattern of
exchanges

                                                  Smith
Barney Mutual Funds

-----------------------------------------------------------
---------------------
  By telephone
                 If you do not have a brokerage account,
you may be eligible
                 to exchange shares through the transfer
agent. You must com-
                 plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone
exchanges on any day the
                 New York Stock Exchange is open. Call the transfer agent at
                 1-800-451-2010 between 9:00 a.m. and 4:00
p.m. (Eastern
                 time).

                 You can make telephone exchanges only
between accounts that
                 have identical registrations.

-----------------------------------------------------------
---------------------
       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or
write to the sub-trans-
                 fer agent at the address on the next page.


 Redeeming shares

     Generally   Contact your Salomon Smith Barney
Financial Consultant or
                 your dealer representative to redeem
shares of a fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for
transfer or with signed
                 stock powers (documents transferring
ownership of certifi-
                 cates) before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent
within three business
                 days after your request is received in
good order. However,
                 if you recently purchased your shares by check, your redemp-
                 tion proceeds will not be sent to you
until your original
                 check clears, which may take up to 15
days.

                 If you have a Salomon Smith Barney
brokerage account, your
                 redemption proceeds will be placed in your account and not reinvested without your specific
instruction. In other cases,
                 unless you direct otherwise, your
redemption proceeds will be
                 paid by check mailed to your address of
record.

Index Funds

-----------------------------------------------------------
---------------------
       By mail
                 For accounts held directly at a fund, send written requests to the sub-transfer agent at the following address:
                      Smith Barney Investment Trust

                        S&P 500 Index Fund
                        U.S. 5000 Index Fund
                        EAFE Index Fund
                      (Specify fund and class of shares)

                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699

                 Your written request must provide the
following:

                 .The account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

-----------------------------------------------------------
---------------------

  By telephone
                 If you do not have a brokerage account,
you may be eligible
                 to redeem shares (except those held in
retirement plans) in
                 amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to
authorize telephone
                 redemptions. If eligible, you may request redemptions by tel-
                 ephone on any day the New York Stock
Exchange is open. Call
                 the transfer agent at 1-800-451-2010
between 9:00 a.m. and
                 4:00  p.m. (Eastern time).

                 Your redemption proceeds can be sent by
check to your address
                 of record or by wire transfer to a bank
account designated on
                 your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.

-----------------------------------------------------------
---------------------
     Automatic   You can arrange for the automatic
redemption of a portion of
          cash   your shares on a monthly or quarterly
basis. To qualify you
    withdrawal   must own shares of the fund with a value
of at least $10,000
         plans   ($5,000 for retirement plan accounts) and
each automatic
                 redemption must be at least $50.

                                                  Smith
Barney Mutual Funds

                 The following conditions apply:

                 .Your shares must not be represented by
certificates
                 .All dividends and distributions must be reinvested

                 For more information, contact your Salomon
Smith Barney
                 Financial Consultant or dealer
representative or consult the
                 SAI.

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed
 .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-
  tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Index Funds

Each fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-
  ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, a fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions SSB Citi may determine that a pattern of fre-quent exchanges is detrimental to a fund's performance and other shareholders.
Each fund may limit additional purchases and/or exchanges by a shareholder.

Share certificates The funds do not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

 Salomon Smith Barney Retirement Programs

You may be eligible to participate in the Salomon Smith
Barney Retirement Pro-
grams. Each fund offers Class A shares to participating plans as an investment alternative under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares.

For more information, call your Salomon Smith Barney
Financial Consultant or
the transfer agent, or consult the SAI.

 Dividends, distributions and taxes

Dividends Each fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. Each fund may pay

                                                  Smith
Barney Mutual Funds
additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold.
Alternatively, you can instruct
your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain
or loss;
                                       long-term only if
shares owned
                                       more than one year
Long-term capital gain distributions   Long-term capital
gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, each fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated sepa-rately for each class of shares. Each fund calculates its net

Index Funds
asset value every day the New York Stock Exchange is open.
This calculation is
done when regular trading closes on the Exchange (normally
4:00 p.m., Eastern
time). The Exchange is closed on certain holidays listed in the SAI.

Each fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair val-ue. Fair value is determined in accordance with procedures approved by the fund's board. Each fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you can-not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial
Consultant or dealer repre-
sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all order to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

U.S. 5000 Index Fund and EAFE Index Fund

The Master Portfolio for each fund is valued daily by a Master Portfolio itself, and a Master Portfolio's net asset value is part of the calculation of the fund's net asset value.

The assets of each feeder fund include its investments in a Master Portfolio, plus cash and any other assets. Each feeder fund's investment in a Master Port-folio is valued at the feeder fund's proportionate interest in the net assets of a Master Portfolio. Each Master Portfolio calculates the net assets on the same days and at the same time as the fund.

Each Master Portfolio's assets are valued based on current market prices. If such prices are not readily available, BGFA estimates the securities' fair value in accordance with guidelines approved by the applicable Master Portfo-lio's Board of Trustees.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share.
Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG
LLP, independent
accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).
There is no information
for Class D shares of U.S. 5000 Index Fund and the EAFE
Index Fund because no Class D shares were outstanding for the period shown.

S&P 500 Index Fund

 For a Class A share of beneficial interest outstanding throughout each year ended November 30, except where noted:

                                      1999(/1/)(/2/)
1999(/2/)  1998(/3/)
-----------------------------------------------------------
----------------
Net asset value, beginning of period     $  14.24    $
11.98    $ 10.00
-----------------------------------------------------------
----------------
Income from operations:
 Net investment income(/4/)                  0.01
0.12       0.05
 Net realized and unrealized gain            0.83
2.27       1.93
-----------------------------------------------------------
----------------
Total income from operations                 0.84
2.39       1.98
-----------------------------------------------------------
----------------
Less distributions from:
 Net investment income                      (0.08)
(0.06)       --
 Net realized gains                           --
(0.07)       --
-----------------------------------------------------------
----------------
Total distributions                         (0.08)
(0.13)       --
-----------------------------------------------------------
----------------
Net asset value, end of period           $  15.00    $
14.24    $ 11.98
-----------------------------------------------------------
----------------
Total return                                 5.88%++
19.96%     19.80%++
-----------------------------------------------------------
----------------
Net assets, end of period (000s)         $252,435
$223,787    $55,187
-----------------------------------------------------------
----------------
Ratios to average net assets:
 Expenses(/4/)(/5/)                          0.60%+
0.59%      0.59%+
 Net investment income                       0.67+
0.83       1.05+
-----------------------------------------------------------
----------------
Portfolio turnover rate                         0%
6%         4%
-----------------------------------------------------------
----------------

(/1/For)the period from December 1, 1999 to December 31,
1999, which reflects a
    change in the fiscal year end of the Fund.

(/2/Per)share amounts have been calculated using the monthly average shares method.

(/3/For)the period from January 5, 1998 (inception date) to
November 30, 1998.

(/4/The)administrator agreed to waive all or a portion of its fees for the period ended December 31, 1999, the year ended November
30, 1999 and for
    the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended
    December 31, 1999 and November 30, 1998, respectively.
If these fees had
    not been waived and expenses not reimbursed, the per share effect on net investment income and the expense ratio would have been as follows:

                     Per Share Decreases to
Expense Ratios Without
                     Net Investment Income
Waiver and Reimbursement
1999(/1/)                    $0.00
0.77%+
-----------------------------------------------------------
-----------------------------
1999                          0.01
0.68
-----------------------------------------------------------
-----------------------------
1998                          0.04
1.42+
-----------------------------------------------------------
-----------------------------

(/5/As)a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.60%.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.

Index Funds

 For a Class D share of beneficial interest outstanding throughout each year ended November 30, except where noted:

                                      1999(/1/)(/2/)
1999(/2/) 1998(/3/)
-----------------------------------------------------------
--------------
Net asset value, beginning of period     $ 14.28      $
11.99   $11.00
-----------------------------------------------------------
--------------
Income from operations:
 Net investment income(/4/)                 0.01
0.17     0.03
 Net realized and unrealized gain           0.83
2.26     0.96
-----------------------------------------------------------
--------------
Total income from operations                0.84
2.43     0.99
-----------------------------------------------------------
--------------
Less distributions from:
 Net investment income                     (0.11)
(0.07)     --
 Net realized gains                          --
(0.07)     --
-----------------------------------------------------------
--------------
Total distributions                        (0.11)
(0.14)     --
-----------------------------------------------------------
--------------
Net asset value, end of period           $ 15.01      $
14.28   $11.99
-----------------------------------------------------------
--------------
Total return                                5.91%++
20.29%    9.00%++
-----------------------------------------------------------
--------------
Net assets, end of period (000s)         $20,626
$14,068   $1,810
-----------------------------------------------------------
--------------
Ratios to average net assets:
 Expenses(/4/)(/5/)                         0.36%+
0.34%    0.36%+
 Net investment income                      0.90+
1.08     1.33+
-----------------------------------------------------------
--------------
Portfolio turnover rate                        0%
6%       4%
-----------------------------------------------------------
--------------

(/1/For)the period from December 1, 1999 to December 31,
1999, which reflects a
    change in the fiscal year end of the Fund.

(/2/Per)share amounts have been calculated using the monthly average shares method.

(/3/For)the period from August 4, 1998 (inception date) to
November 30, 1998.

(/4/The)administrator agreed to waive all or a portion of its fees for the period ended December 31, 1999, the year ended November
30, 1999 and for
    the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended
    December 31, 1999 and November 30, 1998, respectively.
If these fees had
    not been waived and expenses not reimbursed, the per share effect on net investment income and the expense ratio would have been as follows:

                     Per Share Decreases to
Expense Ratios Without
                     Net Investment Income
Waiver and Reimbursement
1999(/1/)                    $0.00
0.53%+
-----------------------------------------------------------
-----------------------------
1999                          0.01
0.43
-----------------------------------------------------------
-----------------------------
1998                          0.02
1.18+
-----------------------------------------------------------
-----------------------------

(/5/As)a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.40%.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.


                                                  Smith
Barney Mutual Funds

Smith Barney U.S. 5000 Index Fund

  For a Class A share of capital stock outstanding throughout the period:

                                       1999(/1/)
----------------------------------------------------
 Net asset value, beginning of period   $10.00
----------------------------------------------------
 Income from operations:
 Net investment income(/2/)               0.01
 Net realized and unrealized gain         1.63
----------------------------------------------------
 Total income from operations             1.64
----------------------------------------------------
 Net asset value, end of period         $11.64
----------------------------------------------------
 Total return++                          16.40%
----------------------------------------------------
 Net assets, end of period (000)'s      $1,287
----------------------------------------------------
 Ratios to average net assets:+
 Expenses(/2/)(/3/)(/4/)                  0.68%
 Net investment income                    0.62
----------------------------------------------------
 Portfolio turnover rate                     9%(/5/)
----------------------------------------------------

(/1/) For the period from October 18, 1999 (commencement of operations) to
      December 31, 1999.

(/2/) The administrator has agreed to waive all of its fees and reimburse expenses of $23,824 for the period ended December 31, 1999. If such fees had not been waived or expenses reimbursed, the decrease to net invest-
      ment income per share and actual expense ratio would have been $(0.21)
      and 22.19% (annualized), respectively.

(/3/) As a result of an expense limitation, expense ratios will not exceed
      0.68%.

(/4/) This expense ratio includes expenses charged to the Master Portfolio.

(/5/This)rate represents the Portfolio turnover of the Master Portfolio in which the fund invests.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.

Index Funds

Smith Barney EAFE Index Fund

  For a Class A share of capital stock outstanding throughout the period:

                                       1999(/1/)
----------------------------------------------------
 Net asset value, beginning of period   $10.00
----------------------------------------------------
 Income from operations:
 Net investment loss(/2/)                (0.00)*
 Net realized and unrealized gain         1.52
----------------------------------------------------
 Total income from operations             1.52
----------------------------------------------------
 Net asset value, end of period         $11.52
----------------------------------------------------
 Total return++                          15.20%
----------------------------------------------------
 Net assets, end of period (000)'s      $  814
----------------------------------------------------
 Ratios to average net assets:+
 Expenses(/2/)(/3/)(/4/)                  0.85%
 Net investment loss                     (0.19)
----------------------------------------------------
 Portfolio turnover rate                    39%(/5/)
----------------------------------------------------

(/1/) For the period from October 18, 1999 (commencement of operations) to
  December 31, 1999.

(/2/) The administrator has agreed to waive all of its fees and reimburse expenses of $34,325 for the period ended December 31, 1999. If such fees were not waived or expenses reimbursed, the increase to net investment loss per share and actual expenses ratio would have been $(0.49)
and 55.46%
  (annualized), respectively.

(/3/) As a result of an expense limitation, the expense ratio will not exceed
  0.85%.

(/4/) This expense ratio includes expenses charged to the Master Portfolio.

(/5/) This rate represents the Portfolio turnover of the Master Portfolio in which the fund invests.

*Amount represents less than $0.01 per share.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.


Smith Barney Mutual Funds

                    (This page is intentionally left
blank.)

SalomonSmithBarney
                                                   --------
--------------------
                                                   A member
of citigroup [LOGO]

S&P 500 Index Fund

U.S. 5000
Index Fund

EAFE Index Fund

Each an investment portfolio of Smith Barney Investment
Trust

Shareholder reports Annual and semiannual reports to shareholders provide additional information about a fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's perfor-mance.

Each fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney
Financial Consultant,
dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about a fund and is incorporated by refer-ence into (is a legally part of) this prospectus.

You can make inquiries about a fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salo-mon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith
Barney Mutual
Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission")
Public Reference
Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-
8090. Reports and other information about the Fund are available on the EDGAR
Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commis-sion's Public Reference Section, Washington, D.C. 20549-
0102.

If someone makes a statement about a fund that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

TMSalomon Smith Barney is a service mark of Salomon Smith
Barney Inc.

(Investment Company Act
file no. 811-06444)

FD 01887 4/00



April 28, 2000

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney U.S. 5000 Index Fund
Smith Barney EAFE Index Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the combined prospectus of the Smith Barney U.S. 5000 Index Fund (the "U.S. 5000 Index
Fund") and the Smith Barney EAFE Index Fund (the "EAFE
Index Fund") (each, a "fund") which also includes the Smith
Barney S&P 500 Index Fund, dated April 28, 2000, as amended or supplemented from time to time (each, the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders, which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney Inc. ("Salomon Smith Barney") at the address or telephone number above. Each fund is a separate investment series of Smith Barney Investment trust
(the "trust").

TABLE OF CONTENTS

Investment Objective and Management Policies.........  2
Portfolio Securities................................
Investment Restrictions of the Fund...............................  27
Risk Considerations.....................................  33
Trustees of the Trust and Executive Officers of the Fund...
36
Investment Management and Other Services............  38
Portfolio Transactions and Turnover...........................  43
Purchase of Shares...................................  45
Redemption of Shares.............................   47
Exchange Privilege...............................   49
Valuation of Shares..............................  50
Performance Data....................................   51
Dividends, Distributions and Taxes........................   54
Additional Information.....................   59
Other Information.............................   62



INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES tc "INVESTMENT
OBJECTIVES AND MANAGEMENT POLICIES"

General

In order to take advantage of the economies of scale offered by a larger pool of assets, each fund is structured as a "feeder" fund. A feeder fund seeks to achieve its investment objective by investing its assets in a "Master
Portfolio" managed by Barclays Global Fund Advisors, N.A.
("BGFA"). The Master Portfolio invests substantially all of its assets in securities in accordance with investment objectives, policies, and limitations that are substantially similar to those of the fund. In other words, the fund "feeds" shareholder investments into its corresponding Master Portfolio.

The prospectus discusses each fund's and each Master
Portfolio's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which each fund and each Master Portfolio may invest, the investment policies and portfolio strategies the fund and each Master
Portfolio may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund
Management LLC (successor to SSBC Management Inc.) ("SSB
Citi" or the "administrator") serves as the fund's administrator.

Master Investment Portfolio ("MIP") is an open-end, management investment company, organized on October 21, 1993 as a business trust under the laws of the State of Delaware. MIP is a "series fund," which is a mutual fund divided into separate portfolios. The U.S. Equity Index
Master Portfolio and the International Index Portfolio are diversified portfolios of MIP. Each Master Portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940
Act"), and for other purposes, and an interestholder of the Master Portfolio is not deemed to be an interestholder of any other portfolio of MIP.

Beneficial interests in the Master Portfolios are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Regulation D under the Securities Act of 1933, as amended
(the "1933 Act"). Investments in the Master Portfolios may be made only by investment companies or certain other entities, which are "accredited investors" within the meaning of Regulation D under the 1933 Act. Investment companies that hold units of beneficial interest
("interests") in the Master Portfolios are sometimes referred to herein as "feeder funds."

Master/Feeder Fund Structure

Unlike mutual funds that directly acquire and managed their own portfolio of securities, each fund is a "feeder" fund in a "master/feeder" structure. This means that each fund invests in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of each fund. The investment performance of each fund depends on the investment performance of each Master Portfolio. If the investment policies of the fund and the Master Portfolio become inconsistent, the board of trustees of the fund can decide what actions to take. Actions the board of trustees may recommend include withdrawal of the fund's assets from the Master Portfolio. The board of trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

The U.S. 5000 Index Fund seeks to offer long-term capital growth by approximating the performance, before expenses, of the Wilshire 5000 Index.

The U.S. 5000 Index Fund's Master Portfolio, the U.S.
Equity Index Master Portfolio, invests substantially all of its assets in two other Master Portfolios of BGFA. One of these Master Portfolios invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index (the "Extended Index Portfolio"). The other Master Portfolio invests substantially all of it assets in stocks comprising the S&P 500 Index (the "S&P 500
Index Portfolio") (together, the "Underlying Portfolios").
The Master Portfolio's assets will be invested in the Underlying Portfolios in proportions adjusted periodically to maintain the capitalization range of the Wilshire 5000
Index.

The EAFE Index Fund seeks to offer long-term capital growth and diversification by approximating the performance, before expenses, of the Morgan Stanley Capital
International Europe, Australia, and Far East Free Index
(the " EAFE Index").

Because it can be very expensive to buy and sell all of the securities in a target benchmark, the Master Portfolio employs "sampling" techniques to approximate benchmark characteristics such as capitalization and industry weight using fewer securities than contained in the benchmark.
Therefore, the performance of the Master Portfolio versus its benchmark can be expected to deviate more than that of funds investing in all of the securities contained in a benchmark.

The EAFE Index Fund and the International Index Master
Portfolio maintain equity exposure for cash balances by purchasing appropriate futures contracts. Futures contracts are not used for leverage. The EAFE Index Fund and the International Index Master Portfolio seek to remain fully invested at all times, without significant cash balances.

INVESTMENT OBJECTIVE-U.S. Equity Index Master Portfolio.

? The U.S. Equity Index Master Portfolio seeks to match as closely as practicable, before fees and expenses, the performance of the Wilshire
5000 Equity Index (the "Wilshire 5000 Index").
The U.S. Equity Index Master Portfolio uses a
"fund of funds" structure to track the Wilshire
5000 Index, which is comprised of the stocks in the Standard & Poor's 500 Stock Index ("S&P 500
Index"), except for a small number of foreign stocks that represent approximately 3% of the S&P 500 Index, and the stocks in the Wilshire
4500 Equity Index (the "Wilshire 4500 Index").
In this regard, the U.S. Equity Index Master
Portfolio seeks to achieve its objective by investing substantially all of its assets in two other portfolios of MIP-the Extended Index
Portfolio (which invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index) and the S&P
500 Index Portfolio (which invests
substantially all of its assets in stocks comprising the S&P 500 Index) (together, the
"Underlying Portfolios").  The U.S. Equity
Index Master Portfolio's assets will be
invested in the Underlying Portfolios of MIP in proportions adjusted periodically to maintain the capitalization range of the Wilshire 5000
Index.  The performance of the U.S. Equity
Index Master Portfolio will correspond directly to the performance of the Underlying
Portfolios. The Master Portfolio and the fund may not track the corresponding index perfectly, as differences between the index and the Master Portfolio's Underlying Portfolios may cause differences in performance. The U.S.
Equity Index Master Portfolio's investment objective can be changed by MIP's board of trustees without interestholder approval. The objective and policies of the Master Portfolio determine the types of portfolio securities in which it invests, the degree of risk to which it is subject and, ultimately, its performance.
There can be no assurance that the Master
Portfolio's investment objective will be achieved.

	INVESTMENT OBJECTIVES-Underlying Portfolios

? The S&P 500 Index Portfolio seeks to provide investment results, before fees and expenses, that correspond to the total return performance of publicly traded common stocks in the aggregate, as represented by the Standard &
Poor's 500 Stock Index.

? The Extended Index Portfolio seeks to
approximate, before fees and expenses, the capitalization range and performance of the Wilshire 4500 Index.

ABOUT THE INDICES  The Wilshire 5000 Index was created
December 31, 1980.  It measures the performance of all U.S.
headquartered equity securities with readily available price data. Over 7,000 capitalization weighted security returns are used to adjust the index.

? The Wilshire 4500 Index was created December
31, 1983. It is the Wilshire 5000 Index with most of the companies in the S&P 500 Index removed. Over 6,500 capitalization weighted security returns are used to adjust the index.

? The S&P 500 Index was created March 5, 1957.
It is composed of 500 selected common stocks, most of which are listed on the NYSE.

The securities comprising the S&P 500 Index represent the stocks of primarily large-cap companies. The securities comprising the Wilshire 4500 Index represent the smaller- and medium-sized companies of the Wilshire 5000 Index. In order for the U.S. Equity Index Master Portfolio to maintain a capitalization weighted representative sample of the Wilshire 5000 Index, it will invest in the Underlying
Portfolios in proportion to the overall capitalization of their respective indices. Based on their relative overall capitalizations as of the date of this SAI, roughly two thirds of the U.S. Equity Index Master Portfolio's portfolio will be invested in the S&P 500 Index Portfolio and the other third in the Extended Index Portfolio.
Historically, the overall capitalization of the indices have varied, and as a result, the U.S. Equity Index Master
Portfolio's portfolio is also likely to vary.

INVESTMENT POLICIES- U.S. Equity Index Master Portfolio.

? The U.S. Equity Index Master Portfolio seeks to match the total return performance of the Wilshire 5000 Index, which is composed of over 7,000 selected common stocks traded on the New
York Stock Exchange, American Stock Exchange and Nasdaq Stock Market. The weightings of stocks in the Wilshire 5000 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding.
The percentage of the U.S. Equity Index Master
Portfolio's assets invested in the Underlying
Portfolios is approximately the same as the percentage such Portfolios are invested in stocks represented in the Wilshire 5000 Index.
Securities are selected for investment by the Underlying Portfolios as indicated below.

INVESTMENT POLICIES - Underlying Portfolios.

? The Extended Index Portfolio seeks to match the total return performance of U.S. stocks, excluding the large-cap stocks included in the S&P 500 Index. The fund defines these stocks as those comprising the Wilshire 4500 Index, which is composed of over 6,500 equity stocks of issuers headquartered in the United States.
The Index is almost entirely comprised of common stocks listed on the New York Stock
Exchange, American Stock Exchange or Nasdaq
Stock Market. The weightings of stocks in the Wilshire 4500 Index are based on each stock's relative total market capitalization, that is, its market price per share times the number of shares outstanding. The Extended Index
Portfolio invests in a representative sample of these securities. Securities are selected for investment by the Extended Index Portfolio in accordance with their capitalization, industry sector and valuation, among other factors.

? The S&P 500 Index Portfolio seeks to match the total return performance of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New
York Stock Exchange. The weightings of stocks in the S&P 500 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. The percentage of the S&P
500 Index Portfolio's assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500
Index

Unlike the Extended Index Portfolio, which invests in a representative sample of the over 6,500 stocks represented by its benchmark, the Wilshire 4500 Index, the S&P 500
Index Portfolio invests in all 500 of the stocks represented by its benchmark, the S&P 500 Index.

No attempt is made to manage the portfolio of the U.S.
Equity Index Master Portfolio using economic, financial or market analysis. The U.S. Equity Index Master Portfolio is managed by determining which proportion of its assets will be invested in each Underlying Portfolio to match, to the extent feasible, the capitalization range and returns of the Wilshire 5000 Index. The Underlying Portfolios determine which securities are to be purchased or sold to match or sample their respective benchmarks. Under normal market conditions, at least 90% of the value of the U.S.
Equity Index Master Portfolio's total assets is invested, through the Underlying Portfolios, in securities comprising the Wilshire 5000 Index. The U.S. Equity Index Master
Portfolio's ability to match its investment performance to the investment performance of the Wilshire 5000 Index may be affected by, among other things, the U.S. Equity Index
Master Portfolio's and Underlying Portfolios' expenses, the amount of cash and cash equivalents held by the U.S. Equity
Index Master Portfolio and the Underlying Portfolios, the manner in which the total returns of the Wilshire 5000
Index, the Wilshire 4500 Index and the S&P 500 Index are calculated; the size of the U.S. Equity Index Master
Portfolio's investment portfolio; and the timing, frequency and size of shareholder purchases and redemptions.

The Underlying Portfolios use cash flows from interestholder purchase and redemption activity to maintain, to the extent feasible, the similarity of their portfolio to the securities comprising their respective benchmarks. The U.S. Equity Index Master Portfolio uses cash flows from its interestholder purchase and redemption activity to periodically adjust its investment in the Underlying Portfolios to maintain, to the extent feasible, the similarity of its capitalization range and returns to those of the securities comprising the Wilshire 5000 Index.
BGFA regularly monitors the U.S. Equity Index Master
Portfolio's correlation to the Wilshire 5000 Index and adjusts the U.S. Equity Index Master Portfolio's investment in the Underlying Portfolios to the extent necessary.
Inclusion of a security in an Index in no way implies an opinion by the sponsor of the Index as to its attractiveness as an investment.

The sampling techniques utilized by the U.S. Equity Index
Master Portfolio and the Extended Index Portfolio are designed to allow said portfolios to substantially duplicate the investment performance of their respective benchmarks. However, the U.S. Equity Index Master
Portfolio is not expected to track the Wilshire 5000 Index with the same degree of accuracy that complete replication of such Index would provide. In addition, at times, the portfolio composition of the U.S. Equity Index Master
Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of the Wilshire 5000 Index, primarily by adjusting the U.S. Equity Index Master
Portfolio's investment in the Underlying Portfolios.  The
S&P 500 Index seeks to replicate completely the investments and capitalization range of the S&P 500 Index

The investment policies, strategies, techniques and restrictions employed by the U.S. Equity Index Master
Portfolio in pursuing its investment objective vis-a-vis the Wilshire 5000 Index are substantially similar to those employed by the Underlying Portfolios in pursuing their respective investment objectives vis-a-vis their respective benchmarks. Unless otherwise indicated, references to the investment policies, strategies, techniques and restrictions of the U.S. Equity Index Master Portfolio also are references to the investment policies, strategies, techniques and restrictions of the Underlying Portfolios in which the U.S. Equity Index Master Portfolio invests substantially all of its assets.

In seeking to match the performance of the Wilshire 5000
Index, the U.S. Equity Index Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The U.S. Equity
Index Master Portfolio attempts to be fully invested at all times in securities comprising the Wilshire 5000 Index and in futures contracts and options on futures contracts, although the U.S. Equity Index Master Portfolio may invest up to 10% of its assets in high-quality money market instruments to provide liquidity. The U.S. Equity Index
Master Portfolio also may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days.

INVESTMENT OBJECTIVE - International Index Master Portfolio

? The International Index Master Portfolio seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe,
Australia, Far East Free Index (the "EAFE Free
Index," or the "Index").

The International Index Master Portfolio's investment objective can be changed by MIP's board of trustees without interestholder approval. The objective and policies of the Master Portfolio determines the types of portfolio securities in which it invests, the degree of risk to which it is subject and, ultimately, its performance. There can be no assurance that the Master Portfolio's investment objective will be achieved.

PRINCIPAL STRATEGIES - International Index Master Portfolio

? The International Index Master Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks included in the EAFE Free
Index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries (Austria, Belgium,
Denmark, Finland, France, Germany, Ireland, Italy, the
Netherlands, Norway, Portugal, Spain, Sweden,
Switzerland and the United Kingdom), Australia, New
Zealand, Hong Kong, Japan and Singapore The EAFE Free
Index broadly represents the performance of foreign stock markets. The weightings of stocks in the EAFE
Free Index are based on each stock's relative total market capitalization, that is, its market price per share times the number of shares outstanding. The
Master Portfolio invests in a representative sample of these securities. Securities are selected for investment by the Master Portfolio in accordance with their capitalization, industry sector and valuation, among other factors.

No attempt is made to manage the portfolio of the Master
Portfolio using economic, financial and market analysis.
The Master Portfolio is managed by determining which securities are to be purchased or sold to match, to the extent feasible, the capitalization range and returns of the EAFE Free Index. Under normal market conditions, at least 90% of the value of the Master Portfolio's total assets is invested in securities comprising the EAFE Free
Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the EAFE Free Index. The Master
Portfolio's ability to match its investment performance to the investment performance of the EAFE Free Index may be affected by, among other things: the Master Portfolio's expenses; the amount of cash and cash equivalents held by the Master Portfolio; the manner in which the total return of the EAFE Free Index is calculated; the size of the Master Portfolio's investment portfolio; and the timing, frequency and size of interestholder purchases and redemptions. The Master Portfolio uses cash flows from interestholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its capitalization range and returns to those of the securities comprising the EAFE Free Index. BGFA regularly monitors the Master Portfolio's correlation to the EAFE Free Index and adjusts the Master Portfolio's portfolio to the extent necessary. Inclusion of a security in the EAFE Free Index in no way implies an opinion by MSCI as to its attractiveness as an investment.

BGFA may use statistical sampling techniques to attempt to replicate the returns of the EAFE Free Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes.
The sampling techniques utilized by the Master Portfolio are designed to allow the Master Portfolio to substantially duplicate the investment performance of the EAFE Free
Index. However, the Master Portfolio is not expected to track the EAFE Free Index with the same degree of accuracy that complete replication of such Index would provide. In addition, at times, the portfolio composition of the Master
Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of the EAFE Free Index.

In seeking to match the performance of the EAFE Free Index, the Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Master Portfolio attempts to be fully invested at all times in securities comprising the EAFE Free Index and in futures contracts and options on futures contracts, although the Master Portfolio may invest up to 10% of its assets in high-quality money market instruments to provide liquidity. The Master Portfolio may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days.

PORTFOLIO SECURITIES

The U.S. 5000 Index Fund and the EAFE Index Fund

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, SSB Citi will require the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price
(including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities.
Repurchase agreements are considered to be loans by the fund under the 1940 Act.

U.S. Equity Index Master Portfolio

The U.S. Equity Index Master Portfolio may invest in the securities described below.

The investment policies, strategies, techniques and restrictions employed by the Master Portfolio in pursuing its investment objective vis-a-vis the Wilshire 5000 Index are substantially similar to those employed by the Underlying Portfolios in pursuing their respective investment objectives vis-a-vis their respective benchmarks. Unless otherwise indicated, references to the investment policies, strategies, techniques and restrictions of the U.S Equity Index Master Portfolio also are references to the investment policies, strategies, techniques and restrictions of the Underlying Portfolios in which the U.S, Equity Index Master Portfolio invests substantially all of its assets.

Futures Contracts and Options Transactions-The U.S. Equity
Index Master Portfolio may use futures as a substitute for a comparable market position in the underlying securities.

A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial statement at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts.
Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes).

Although the U.S. Equity Index Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the U.S.
Equity Index Master Portfolio to substantial losses. If it is not possible, or if the U.S. Equity Index Master
Portfolio determines not to close a futures position in anticipation of adverse price movements, the U.S. Equity
Index Master Portfolio will be required to make daily cash payments on variation margin.

Stock Index Futures and Options on Stock Index Futures-The
U.S. Equity Index Master Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.
With respect to stock indices that are permitted investments, the U.S. Equity Index Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the U.S. Equity
Index Master Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

Index Swaps-The U.S. Equity Index Master Portfolio may enter into index swaps in pursuit of its investment objective. Index swaps involve the exchange by the U.S.
Equity Index Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The U.S. Equity Index
Master Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the U.S. Equity Index Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the U.S. Equity Index Master Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the U.S. Equity
Index Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The use of index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the U.S. Equity Index Master Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal.
Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the U.S. Equity Index Master Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the U.S. Equity
Index Master Portfolio may not receive net amount of payments that the U.S. Equity Index Master Portfolio contractually is entitled to receive.

Borrowing Money-As a fundamental policy, the U.S. Equity
Index Master Portfolio is permitted to borrow to the extent permitted under the 1940 Act. However, the U.S. Equity
Index Master Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.

International Index Master Portfolio

The International Index Master Portfolio may invest in the securities described below.

Foreign Currency Futures Contracts.

In General. A foreign currency futures contract is an agreement between two parties for the future delivery of a specified currency at a specified time and at a specified price. A "sale" of a futures contract means the contractual obligation to deliver the currency at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated
"contract markets" by the Commodity Futures Trading
Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange.

While futures contracts based on currencies do provide for the delivery and acceptance of a particular currency, such deliveries and acceptances are very seldom made.
Generally, a futures contract is terminated by entering into an offsetting transaction. The International Index
Master Portfolio will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the International Index Master
Portfolio must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the International Index Master Portfolio may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable.

Purchase and Sale of Currency Futures Contracts. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, the International Index Master
Portfolio may buy or sell currency futures contracts. If a fall in exchange rates for a particular currency is anticipated, the International Index Master Portfolio may sell a currency futures contract as a hedge. If it is anticipated that exchange rates will rise, the International Index Master Portfolio may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the International Index Master Portfolio intends to purchase. These futures contracts will be used only as a hedge against anticipated currency rate changes.


A currency futures contract sale creates an obligation by the International Index Master Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the International Index Master Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

In connection with transactions in foreign currency futures, the International Index Master Portfolio will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments
(referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

Risk Factors Associated with Futures Transactions. The effective use of futures strategies depends on, among other things, the International Index Master Portfolio's ability to terminate futures positions at times when BGFA deems it desirable to do so. Although the International Index
Master Portfolio will not enter into a futures position unless BGFA believes that a liquid secondary market exists for such future, there is no assurance that the International Index Master Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The International Index Master Portfolio generally expects that its futures transactions will be conducted on recognized US. and foreign securities and commodity exchanges.

Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

The use of futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of futures strategies also depends on the ability of BGFA to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

In addition to the foregoing risk factors, the following sets forth certain information regarding the potential risks associated with the International Index Master
Portfolio's futures transactions.

Risk of Imperfect Correlation.  The International Index
Master Portfolio's ability effectively to hedge currency risk through transactions in foreign currency futures depends on the degree to which movements in the value of the currency underlying such hedging instrument correlate with movements in the value of the relevant securities held by the International Index Master Portfolio. If the values of the securities being hedged do not move in the same amount or direction as the underlying currency, the hedging strategy for the International Index Master Portfolio might not be successful and the International Index Master
Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the currency underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the International Index
Master Portfolio's overall return could be less than if the hedging transactions had not been undertaken.

Under certain extreme market conditions, it is possible that the International Index Master Portfolio will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the International Index Master Portfolio.

The International Index Master Portfolio will purchase or sell futures contracts only if, in BGFA's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the International Index Master Portfolio's portfolio for the hedge to be effective. There can be no assurance that BGFA's judgment will be accurate.

Potential Lack of a Liquid Secondary Market. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require the International Index
Master Portfolio to post additional cash or cash equivalents as the value of the position fluctuates.
Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market may be lacking. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established.
While the International Index Master Portfolio will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event it may not be possible to close out a position held by the International
Index Master Portfolio, which could require the International Index Master Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the International
Index Master Portfolio's ability effectively to hedge its securities, or the relevant portion thereof.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Trading and Position Limits. Each contract market on which futures contracts arc traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. "Shares" means the equal proportionate transferable units of interest into which the beneficial interest of each Series or Class is divided from time to time (including whole Shares and fractions of Shares).
BGFA does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the International Index Master
Portfolio's investments.

Regulations on the Use of Futures Contracts. Regulations of the CFTC require that the International Index Master
Portfolio enter into transactions in futures contracts for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by the International
Index Master Portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the International
Index Master Portfolio, and accrued profits on such positions. In addition, the International Index Master
Portfolio may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed
5% of the market value of the International Index Master
Portfolio's total assets.

When the International Index Master Portfolio purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the International Index Master Portfolio's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

The International Index Master Portfolio's ability to engage in the hedging transactions described herein may be limited by the policies and concerns of various Federal and state regulatory agencies. Such policies may be changed by vote of the board of trustees.

BGFA uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the International Index Master Portfolio's investment objective, does not expose the International Index Master
Portfolio to undue risk and is closely monitored. These procedures include providing periodic reports to the board of trustees concerning the use of derivatives.

Foreign Obligations and Securities.

The foreign securities in which the International Index
Master Portfolio may invest include common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

The International Index Master Portfolio may invest in foreign securities through American Depository Receipts
("ADRs"), Canadian Depository Receipts (''CDRs''), European
Depository Receipts ("EDRs"), International Depository
Receipts ("IDRs") and Global Depository Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in US. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

For temporary defensive purposes, the International Index
Master Portfolio may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

From time to time, investments in other investment companies may be the most effective available means by which the International Index Master Portfolio may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the International Index Master Portfolio would continue to pay its own management fees and other expenses.

Investment income on certain foreign securities in which the International Index Master Portfolio may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the International Index Master Portfolio would be subject.

The International Index Master Portfolio's investments in foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To attempt to minimize risks to the International Index Master Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies, the International Index Master Portfolio may engage in foreign currency transactions on a spot (i.e., cash) basis and may purchase or sell forward foreign currency exchange contracts ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers. The International Index Master
Portfolio may also purchase and sell foreign currency futures contracts (see "Purchase and Sale of Currency
Futures Contracts").

Forward contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is traded at a net price without commission. The International Index
Master Portfolio will direct its custodian, to the extent required by applicable regulations, to segregate high grade liquid assets in an amount at least equal to its obligations under each forward contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the International Index Master Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The International Index Master Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when BGFA believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the International Index Master Portfolio's securities denominated in such foreign currency, or when
BGFA believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge').

The International Index Master Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where BGFA believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the portfolio securities are denominated (a "cross-hedge").

Foreign currency hedging transactions are an attempt to protect the International Index Master Portfolio against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.
The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

The International Index Master Portfolio's custodian will, to the extent required by applicable regulations, segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the International Index Master Portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the International Index Master Portfolio's commitments with respect to such contracts.

The cost to the International Index Master Portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved.
BGFA considers on an ongoing basis the creditworthiness of the institutions with which the International Index Master
Portfolio enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the International Index Master Portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Hedging and Related Strategies.

The International Index Master Portfolio may attempt to protect the U.S. dollar equivalent value of one or more of its investments (hedge) by purchasing and selling foreign currency futures contracts and by purchasing and selling currencies on a spot (i.e., cash) or forward basis.
Foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

The International Index Master Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions. For example, the International Index
Master Portfolio may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Master Portfolio's securities denominated in such currency. The International Index
Master Portfolio may use forward contracts in one currency or a basket of currencies to hedge against fluctuations in the value of another currency when BGFA anticipates there will be a correlation between the two and may use forward currency contracts to shift the International Index Master
Portfolio's exposure to foreign currency fluctuations from one country to another. The purpose of entering into these contracts is to minimize the risk to the International
Index Master Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies.

BGFA might not employ any of the strategies described above, and there can be no assurance that any strategy used will succeed. If BGFA incorrectly forecasts exchange rates, market values or other economic factors in utilizing a strategy for the International Index Master Portfolio, the Master Portfolio might have been in a better position had it not hedged at all. The use of these strategies involves certain special risks, including (1) the fact that skills needed to use hedging instruments are different from those needed to select the International Index Master
Portfolio's securities, (2) possible imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the investments being hedged, (3) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments and (4) the possible inability of the International Index
Master Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the International Index Master
Portfolio to sell a portfolio security at a disadvantageous time, due to the need for the International Index Master
Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of the International Index Master Portfolio to close out or to liquidate its hedged position.

New financial products and risk management techniques continue to be developed. The International Index Master
Portfolio my use these instruments and techniques to the extent consistent with its investment objectives and regulatory and tax considerations.

Privately Issued Securities.

The International Index Master Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A
Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the International Index Master Portfolio. Privately issued or Rule 144A securities that are determined by BGFA to be "illiquid" are subject to the International Index
Master Portfolio's policy of not investing more than 15% of its net assets in illiquid securities. BGFA, under guidelines approved by board of trustees of MIP, will evaluate the liquidity characteristics of each Rule 144A
Security proposed for purchase by the International Index
Master Portfolio on a case-by-case basis and will consider the following factors, among others, in their evaluation:
(1) the frequency of trades and quotes for the Rule 144A
Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades
(e.g., the time needed to dispose of the Rule 144A
Security, the method of soliciting offers and the mechanics of transfer).


PORTFOLIO SECURITIES - U.S. Equity Index and International
Index
Master  Portfolios

The U.S. Equity Index Master Portfolio and the
International Index Master Portfolio (each, a "Master
Portfolio") may invest in the securities described below.

Short-Term Instruments and Temporary Investments.

The Master Portfolios may invest in high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of interestholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which the Master Portfolio may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities
(including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance
Company (the "FDIC"); (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.

Bank Obligations. The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association
Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve
System and to have their deposits insured by the FDIC.
Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Master Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Master
Portfolio, depending on the principal amount of the CDs of each bank held by the Master Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Master Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits
("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation.
Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income.
These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank

Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal
Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states
("State Branches") may be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.
The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BGFA carefully evaluates such investments on a case-by-case basis.

The Master Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided such Master Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance
Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Master Portfolio will own more than one such CD per such issuer.

Commercial Paper and Short-Term Corporate Debt Instruments.
The Master Portfolio may invest in commercial paper
(including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs.
Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. BGFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P.
Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. BGFA will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

U.S. Government Obligations. The Master Portfolio may invest in various types of U.S. Government obligations.
U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S.
Government its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United
States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.



Repurchase Agreements

The Master Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master
Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master
Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase.
The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master Portfolio under a repurchase agreement.
Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Master Portfolio. The Master Portfolio may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.
Repurchase agreements are considered to be loans by the Master Portfolio under the 1940 Act.

Floating- and Variable-Rate Obligations.

The Master Portfolio may purchase floating- and variable-rate obligations. The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master
Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master
Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations, which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which each Master Portfolio may invest. BGFA, on behalf of the Master
Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio. Each Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided an active secondary market exists.

Illiquid Securities.

The Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Investment Company Securities.

The Master Portfolio may invest in securities issued by other open-end, management investment companies to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act investment in such securities is limited to: (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master Portfolio's net assets with respect to all such companies in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.
The Master Portfolio may also purchase interests of exchange-listed closed-end funds to the extent permitted under the 1940 Act.

Loans of Portfolio Securities.

The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the BGFA considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Master Portfolio does not enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that the Master
Portfolio receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master
Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master
Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master
Portfolio will not lend securities having a value that exceeds one-third of the current value of its respective total assets. Loans of securities by the Master Portfolio are subject to termination at the Master Portfolio or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Master Portfolio or BGFA.

Forward Commitments, When-Issued Purchases and
Delayed-Delivery Transactions.

The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the adviser. Securities purchased on a when-issued or forward commitment basis may expose the Master Portfolio to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward-commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

The Master Portfolio will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Master Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Master Portfolio will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.




Future Developments.

The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Master
Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, the Master Portfolio will provide appropriate disclosure in its prospectus.

Portfolio Characteristics and Policies

Each of the funds and the Master Portfolios are diversified under the federal securities laws and regulations.

Because the structures of the Master Portfolios are based on the relative market capitalizations of eligible holdings, it is possible that a Master Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master
Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Portfolios and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Portfolios will include as much as 5% of the voting securities of any issuer.

The fund will not incur any brokerage or other costs in connection with their purchase or redemption of shares of the Master Portfolio, except if the fund receives securities or currencies from a Master Portfolio to satisfy the fund's redemption request.

INVESTMENT LIMITATIONS

Futures Contracts

The Master Portfolio may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instruments are traded on national futures exchanges. A
Master Portfolio will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts.
Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements that are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required.
Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Master Portfolio. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Portfolios expect to earn income on their margin deposits. To the extent a Master Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the SEC, the Master Portfolios may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Portfolio would continue to be required to make variation margin deposits. In such circumstances, if a Master Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Cash Management Practices

The fund and the Master Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where BGFA believes liquidity is necessary or desirable. For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant. All the Portfolios and Master Funds may invest cash in short-term repurchase agreements.

The aggregate amount of expenses for the fund and the Master Portfolio may be greater than it would be if the fund were to invest directly in the securities held by the Master Portfolios. However, the total expense ratios for the fund and the Master Portfolios are expected to be less over time than such ratios would be if the fund were to invest directly in the underlying securities. This arrangement enables institutional investors, including the fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Portfolio, including the fund, will pay its proportionate share of the expenses of that Master Portfolio.

The shares of the Master Portfolio will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Portfolio by other institutional investors offers potential benefits to the Master Portfolio and through their investment in the Master Portfolio, the fund also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master
Portfolio. Also, if an institutional investor were to redeem its interest in a Master Portfolio, the remaining investors in that Master Portfolio could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Portfolio's security holdings may become less diverse, resulting in increased risk.
Institutional investors that have a greater pro rata ownership interest in a Master Portfolio than the corresponding Feeder Fund could have effective voting control over the operation of the Master Portfolio.

If the board of trustees of the fund determines that it is in the best interest of the fund, the fund may withdraw its investment in the Master Portfolio at any time. Upon any such withdrawal, the board would consider what action the fund might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the fund, which might not be possible, or retaining an investment advisor to manage the fund's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the fund will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Portfolio. A withdrawal by a fund of its investment in the corresponding Master
Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the fund. Should such a distribution occur, the fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the fund.
Moreover, a distribution in kind by a Master Portfolio to a fund may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such fund. Any net capital gains so realized will be distributed to that fund's shareholders.

Shareholder Rights

Whenever the fund, as an investor in its corresponding
Master Portfolio, is asked to vote on a shareholder proposal, the respective fund will solicit voting instructions from the fund's shareholders with respect to the proposal. The trustees of the trust will then vote the fund's shares in the Master Portfolio in accordance with the voting instructions received from the fund's shareholders. The trustees of the trust will vote shares of the fund for which they receive no voting instructions in accordance with their best judgment.

INVESTMENT RESTRICTIONS OF THE FUND

The fund has adopted the following investment restrictions for the protection of shareholders. Although the fund currently will invest all of its assets in the Master
Portfolio, the board of trustees intends to maintain the following additional investment restrictions. To the extent that the fund's restrictions listed are inconsistent with the Master Portfolios, the Master Portfolios restrictions are controlling. Restrictions 1 through 7 below cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% or more of the fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or
(b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by the fund's board of trustees at any time. In accordance with these restrictions, the fund will not:

1.	Invest in a manner that would cause it to fail to be
a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	Issue "senior securities" as defined in the 1940 Act,
and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3.	Invest more than 25% of its total assets in
securities, the issuers of which conduct their principal business activities in the same industry.
For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.	Borrow money, except that (a) the fund may borrow
from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

5.	Make loans.  This restriction does not apply to: (a)
the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6.	Engage in the business of underwriting securities
issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

8.	Purchase any securities on margin (except for such
short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box").
For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9.	Invest in oil, gas or other mineral exploration or
development programs.

10.	Purchase or otherwise acquire any security if, as a
result, more than 15% of its net assets would be invested in securities that are illiquid.

11.	Invest for the purpose of exercising control of
management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

INVESTMENT RESTRICTIONS OF THE U.S. EQUITY INDEX MASTER
PORTFOLIO

The U.S. Equity Index Master Portfolio has adopted the following investment restrictions as fundamental policies.
These restrictions cannot be changed, as to the Master
Portfolio, without approval by the holders of a majority
(as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. The Master Portfolio may not:

1.	Invest more than 5% of its assets in the obligations
of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.

2.	Hold more than 10% of the outstanding voting
securities of any single issuer.  This Investment
Restriction applies only with respect to 75% of its total assets.

3.	Invest in commodities, except that the Master
Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

4.	Purchase, hold or deal in real estate, or oil, gas or
other mineral leases or exploration or development programs, but the Master portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5.	Borrow money, except to the extent permitted under
the 1940 Act provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master
Portfolio.

6.	Make loans to others, except through the purchase of
debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the MIP's board of trustees.

7.	Act as an underwriter of securities of other issuers,
except to the extent the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8.	Invest 25% or more of its total assets in the
securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in
(i) obligations of the U.S. Government, its agencies or instrumentalities (ii) any industry in which the Wilshire 4500 Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.

9. 	Issue any senior security (as such term is defined in
Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction
Nos. 3 and 5 may be deemed to give rise to a senior security.

The U.S. Equity Index Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a vote of a majority of the trustees of MIP, at any time. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

1.	The Master Portfolio may invest in shares of other
open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, the Master Portfolio's investment is such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master
Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expense, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

2. The Master Portfolio may not invest more than 15% of the Master Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

INVESTMENT RESTRICTIONS OF THE INTERNATIONAL INDEX MASTER
PORTFOLIO

The International Index Master Portfolio has adopted the following investment restrictions as fundamental policies.
These restrictions cannot be changed, as to the Master
Portfolio, without approval by the holders of a majority
(as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. The Master Portfolio may not:

1. 	Invest more than 5% of its assets in the obligations
of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the US. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.
This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

2. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment
Restriction applies only with respect to 75% of its total assets.

3. 	Invest in commodities, except that the Master
Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indices.

4. 	Purchase, hold or deal in real estate, or oil, gas or
other mineral leases or exploration or development program, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5. 	Borrow money, except to the extent permitted under
the 1940 Act provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master
Portfolio.

6. 	Make loans to others, except through the purchase of
debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the MIP's board of trustees.

7.	Act as an underwriter of securities of other issuers,
except to the extent the Master Portfolio may be deemed an underwriter under the 1933 Act as amended, by virtue of disposing of portfolio securities.

8. 	Invest 25% or more of its total assets in the
securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in
(i) obligations of the US. Government, its agencies or instrumentalities (ii) any industry in which the EAFE Free Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.

9. 	Issue any senior security (as such term is defined in
Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction
Nos. 3 and 5 may be deemed to give rise to a senior security.

The International Index Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a vote of a majority of the trustees of MIP, at any time. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

1. 	The Master Portfolio may invest in shares of other
open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company, and (iii) 10% of the Master
Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

2. 	The Master Portfolio may not invest more than 15% of
its net assets in illiquid securities. For this purpose, illiquid securities include, among others,
(a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. 	The Master Portfolio may lend securities from its
portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

RISK CONSIDERATIONS

U.S. EQUITY INDEX MASTER PORTFOLIO

General-The value of the U.S. Equity Index Master
Portfolio's interests is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

Equity Securities-The stock investments of the Master
Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods.
The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In addition, many of the companies whose securities comprise the Wilshire 4500 Index are small- to medium-sized companies which, historically, have been more susceptible to market fluctuations than securities of larger capitalization companies such as those comprising the S&P 500 Index. As of the date of this registration statement, the U.S. stock market, as measured by the Wilshire 5000 Index and other commonly used indices, was trading at or close to record levels. There can be no assurance that these record levels will continue.

Debt Securities-The debt instruments in which the Master
Portfolio may invest are subject to credit and interest rate risk. Credit risk is the risk that issuers of debt instruments may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of debt instruments. The value of debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than, obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of debt instruments.
Although some debt instruments are guaranteed by the U.S.
Government, its agencies or instrumentalities, such instruments are subject to interest rate risk and the market value of these instruments will fluctuate. No assurance can be given that the U.S. Government, would provide financial support to the agencies or instrumentalities that issue or guarantee these instruments where it is not obligated to do so.

INTERNATIONAL INDEX MASTER PORTFOLIO

General-The value of the International Index Master
Portfolio's interests is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

Equity Securities-The stock investments of the Master
Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods.
International stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In addition, many of the companies whose securities comprise the EAFE Free Index are small to medium size companies which, historically, have been more susceptible to market fluctuations than securities of larger capitalization companies.

Foreign Investment Risk-The Master Portfolio invests substantially all of its assets in foreign securities.
This means the Master Portfolio can be affected by the risks of foreign investing, including changes in currency exchange rates and the costs of converting currencies;
foreign government controls on foreign investment;
repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from lack of liquidity;
different settlement practices or delayed settlements in some markets; difficulty in getting complete and accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic and social instability, and difficulty enforcing legal rights outside the U.S.

In addition, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.

Issuer-Specific Changes-Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities.

Small Company Investing-The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets and financial resources.


Other Investment Considerations-The Master Portfolio may enter into transactions in futures contracts and options on futures contracts, each of which involves risk. The futures contracts and options on futures contracts that the Master Portfolio may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates.
The Master Portfolio intends to use futures contracts and options as part of its short-term liquidity holdings and/or substitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

Securities Loans

The Master Portfolios are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income.
While the Master Portfolios may earn additional income from lending securities, such activity is incidental to their investment objectives. The value of securities loaned may not exceed 33 1/3% of the value of each Master Portfolio's total assets. In connection with such loans, the Master
Portfolio will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Portfolio will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, a Master Portfolio could experience delay in recovering the loaned securities.
Management believes that this risk can be controlled through careful monitoring procedures.

The funds and the trust bear all of their own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees.
Expenses allocable to a particular fund or Master Portfolio are so allocated.

THE BALANCE OF THIS PAGE IS INTENTIONALLY LEFT BLANK.


TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE FUND

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 388 Greenwich Street, New York, New
York 10013, unless otherwise indicated.

Herbert Barg, Trustee (Age 77). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania
19004. Director/Trustee of sixteen investment companies associated with Citigroup, Inc. ("Citigroup")

*Alfred J. Bianchetti Trustee (Age 77).  Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.
Director/Trustee of eleven investment companies associated with Citigroup.

Martin Brody Trustee (Age 78).  Consultant, HMK Associates;
Retired Vice Chairman of the Board of Restaurant Associates
Corp.  His address is c/o HMK Associates, 30 Columbia
Turnpike, Florham Park, New Jersey 07932. Director/Trustee of twenty-one investment companies associated with Citigroup.

Dwight B. Crane Trustee (Age 62).  Professor, Harvard
Business School.  His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts 02163.
Director/Trustee of twenty-four investment companies associated with Citigroup.

Burt N. Dorsett Trustee (Age 69).  Managing Partner of
Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.
Director/Trustee of eleven investment companies associated with Citigroup.

Elliot S. Jaffe Trustee (Age 73). Chairman of the Board and President of The Dress Barn, Inc. His address is 30
Dunnigan Drive, Suffern, New York 10901. Director/Trustee of eleven investment companies associated with Citigroup.

Stephen E. Kaufman Trustee (Age 68). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Director/Trustee of thirteen investment companies associated with Citigroup.

Joseph J. McCann Trustee (Age 69).  Financial Consultant;
Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.
Director/Trustee of eleven investment companies associated with Citigroup.



*Heath B. McLendon Trustee (Age 66). Chairman of the Board,
President and Chief Executive Officer; Managing Director of
Salomon Smith Barney; President of SSB Citi and Travelers
Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade
Center, New York, New York 10048.

Cornelius C. Rose, Jr. Trustee (Age 66).  President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook
Village, Building 4, Apt 6, West Lebanon, New Hampshire
03784. Director/Trustee of eleven investment companies associated with Citigroup.

Lewis E. Daidone (Age 42). Senior Vice President and
Treasurer; Managing Director of Salomon Smith Barney; Chief
Financial Officer of the Smith Barney mutual funds;
Treasurer and Senior Vice President or Executive Vice
President of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi and TIA.

Irving David (Age 39). Controller
Director of Salomon Smith Barney; formerly Assistant
Treasurer of First Investment Management Company.
Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup.

Christina T. Sydor (Age 49). Secretary
Managing Director of Salomon Smith Barney; Secretary of sixty-one investment companies associated with Citigroup;
General Counsel and Secretary of SSB Citi and TIA.

THE BALANCE OF THIS PAGE IS INTENTIONALLY LEFT BLANK.


No officer, trustee or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $12,000 per annum plus $1000 per in-person meeting and $100 per telephonic meeting.
Each Trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $5,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings, which for the last fiscal year totaled $14,437.

For the fiscal year ended November 30, 1999, the trustees of the trust were paid the following compensation:





Name of Person



Aggregate
Compensat
ion
from
Trust

Total
Pension or
Retirement
Benefits
Accrued
As part of
Trust
Expenses

Compensation
from Trust
and Fund
Complex
Paid to
Trustees

Number of
Funds for Which  DirecD
Trustee Serves Within
Fund Complex


Herbert Barg**
Alfred
Bianchetti*
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$15,600
   14,600
   13,600
   15,500
   15,500
   12,600
   15,600
   15,600
-----
   14,600


$ 0
0
0
0
0
0
0
0
0
0

$114,288
    53,900
  138,600
  155,363
   57,950
   45,100
  110,650
   58,050
------
  53,500

16
11
21
24
11
11
13
11
71
11


_________________
* 	Designated an "interested" trustee.
**	Designates member of Audit Committee.

Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years. A trustee emeritus may attend meetings but has no voting rights.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Master Portfolio Adviser

Each Master Portfolio has substantially the same investment objectives as the corresponding fund. Consequently, the funds do not have their own investment adviser. BGFA serves as the Master Portfolios' Investment Adviser and provides investment guidance and policy direction for the Master Portfolios.

BGFA makes no attempt to apply economic, financial or market analysis when managing the Master Portfolios. BGFA selects securities because they will help the Master
Portfolios achieve returns corresponding to the returns of the applicable index.. The process reflects BGFA's commitment to an objective and consistent investment management structure.

BGFA serves as investment adviser to the Master Portfolios and the Underlying Portfolios. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street San Francisco, CA 94105. As of December
31, 1999, BGFA and its affiliates provided investment advisory services for approximately $782 billion of assets under management.

BGFA provides the Master Portfolios and the Underlying
Portfolios with investment guidance and policy direction in connection with the daily portfolio management of each, subject to the supervision of MIP's board of trustees and in conformity with Delaware law and the stated policies of each such portfolio. BGFA furnishes to MIP's board of trustees periodic reports on the investment strategy and performance of the Master Portfolios and the Underlying
Portfolios.

BGFA is entitled to receive monthly fees at the annual rate of 0.01% of the average daily net assets of the U.S. Equity
Index Master Portfolio, 0.08% of the average daily net assets of the Extended Index Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Portfolio as compensation for its advisory services. The U.S. Equity
Index Master Portfolio bears its pro rata share of the advisory fees of the Underlying Portfolios. Based on these fee levels and the expected allocation of assets between the two Underlying Portfolios, the advisory fees payable to BGFA by the Master Portfolio on a combined basis will be approximately 0.07% of the average daily net assets of the Master Portfolio. As compensation for its advisory services to the International Index Master Portfolio, BGFA is entitled to receive fees at an annual rate of 0.15% of the first $1 billion and 0.10% thereafter, of the International
Index Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part.
Any such waiver will reduce the expenses of the Master
Portfolio and, accordingly, have a favorable impact on its performance.

Purchase and sale orders for portfolio securities of the Master Portfolios may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA, subject to the supervision and the overall authority of MIP's board of trustees, determines that a particular security should be bought or sold for a Master Portfolio and other accounts managed by BGFA, it undertakes to allocate those transactions among the participants equitably.

BGFA may deal, trade and invest for its own account in the types of securities in which the Master Portfolio may invest. BGFA has informed MIP that in making its investment decisions it does not obtain or use material inside information in its possession.

Morrison & Foerster LLP, counsel to MIP and special counsel to BGFA, has advised MIP and BGFA that BGFA and its affiliates may perform the services contemplated by the BGFA Advisory Contracts without violation of the Glass-
Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of or decisions relating to, present federal or state statutes, including the Glass-
Steagall Act and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Administrator - SSB Citi

SSB Citi serves as administrator to the fund pursuant to a written agreement (the "Administration Agreement"). SSB
Citi is a wholly owned subsidiary of Salomon Smith Barney
Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. The administrator will pay the salary of any officer and employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services.

As administrator SSB Citi: (a) assists in supervising all aspects of the fund's operations except those performed by other parties pursuant to written agreements; b) supplies the fund with office facilities (which may be in SSB Citi's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of
(i) the net asset value of shares of the fund, (ii) service fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for administrative services rendered to the fund, the administrator will receive a fee computed daily and paid monthly at the annual rate of 0.15% of the value of the fund's average daily net assets.

The fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of trustees who are not officers, Directors, shareholders or employees of the administrator or its affiliates; SEC fees and state Blue Sky qualification fees;
charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or board of trustees of the fund.

Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New York, New York 100174, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ending December 31, 2000.
The Master Investment Portfolio has been audited by KPMG LLP, independent auditors, 3 Embarcadero Center, 21st Floor, San Francisco, California 94111.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New
York 10019, serves as counsel to each fund.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York,
New York, serves as counsel to the trustees who are not "interested persons" of each fund.

Custodian, Fund Accounting Services Agent and Sub-administrator of the Master Portfolio

Investors Bank & Trust Company  ("IBT"), 200 Clarendon
Street, Boston, MA 02116, serves as custodian of the assets of the fund and the Master Portfolio. As a result, IBT has custody of all securities and cash of the fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the fund and the Master Portfolio. The custodian has no responsibility for any of the investment policies or decisions of the fund and the Master Portfolio. IBT also acts as the fund's Accounting Services Agent.

Custodial fees of up to 0.10% are payable after the first two years of the Master Portfolio's operations. The Master
Portfolio was launched on February 22, 1998 therefore, the initial two year period expires on February 22, 2001.
Thereafter IBT will be entitled to receive custodial fees from the Master Portfolio (after waivers). This will increase the total operating expense of the Master
Portfolio by 0.10%.

Transfer Agent and Sub-Transfer Agent

Citi Fiduciary Trust Company, (successor to Smith Barney
Private Trust Company) (the "transfer agent") located at
388 Greenwich Street, New York, New York 10013 serves as the transfer agent and shareholder services agent for the fund.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent") located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the

Code of Ethics Pursuant to Rule 17j-1 of the 1940 Act, the funds, their investment advisers and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the funds' code of ethics is on file with the Securities and Exchange Commission.

Distributor tc "DISTRIBUTOR"

CFBDS, Inc. serves as the fund's distributor pursuant to a written agreement dated October 8, 1998, (the "Distribution
Agreement") and which was amended to include each fund and approved by the fund's board of trustees, including a majority of the independent trustees, on October 13, 1999.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's board of trustees has been advised of the benefits to Salomon Smith
Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Administration and Distribution Agreements for continuance.

Shareholding Servicing Arrangements

To compensate Salomon Smith Barney for the services they provide to fund shareholders, each fund has adopted a services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays a service fee with respect to Class A shares that is accrued daily and paid monthly, calculated at the annual rate of 0.20 % of the value of the fund's average daily net assets attributable to Class A shares. Class D shares are not subject to a service fee.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may not be amended to increase the amount of the service fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the Independent Trustees in the manner described above.
The Plan may be terminated with respect to the Class A shares at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of the fund. Pursuant to the Plan, Salomon Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

Co-Administrators and Placement Agent of the Master
Portfolios

Stephens, Inc. ("Stephens"), and Barclays Global Investors,
N.A. ("BGI") serve as co-administrators on behalf of the Master Portfolios. Under the Co-Administration Agreement between Stephens, BGI and the Master Portfolios, Stephens and BGI provide the Master Portfolios with administrative services, including: (i) general supervision of the Master
Portfolios' non-investment operations, coordination of the other services provided to the Master Portfolios; (ii) compilation of information for reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolios; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the MIP's officers and board. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolios and compensates the MIP's trustees, officers and employees who are affiliated with Stephens. In addition, Stephens and BGI will be responsible for paying all expenses incurred by the U.S. Equity Index
Master Portfolio other than the fees payable to BGFA and other than custodial fees of up to 0.01% payable after the first two years of the Master Portfolio's operations.
Stephens and BGI are entitled to receive a monthly fee, in the aggregate, at an annual rate of 0.02% of the average daily net assets of the U.S. Equity Index Master Portfolio for providing administrative services and assuming expenses.

As compensation for administration services to International Index Master Portfolio, Stephens and BGI are entitled to receive a monthly fee, in the aggregate, at an annual rate of 0.10% of the first $1 billion and 0.07% thereafter of the Master Portfolio average daily net assets.

Stephens also acts as the placement agent of Master
Portfolio's shares pursuant to a Placement Agency Agreement with the Master Portfolio.

PORTFOLIO TRANSACTIONS AND TURNOVER

BGFA assumes general supervision over placing orders on behalf of the Master Portfolios for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolios. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolios may transact business offer commission rebates to the Master Portfolios.
BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses.

The Master Portfolios have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Portfolios' board of trustees, BGFA as advisor is responsible for the Master Portfolios' investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolios to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolios will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Master Portfolios may be combined with those of other accounts that BGFA manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Master
Portfolios and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Master
Portfolios such as Stephens, BGFA and their affiliates are prohibited from dealing with the Master Portfolios as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the Master Portfolios, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions.
The cost of executing the Master Portfolios' investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or BGI. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for  portfolio  securities of the Master
Portfolio, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolios will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolios. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Master Portfolios' board of trustees.

Certain of the brokers or dealers with whom the Master
Portfolios may transact business offer commission rebates to the Master Portfolios. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional

PURCHASE OF SHARES tc "PURCHASE OF SHARES"

Detailed information about the purchase, redemption and exchange of fund shares appears in the prospectus.

General

The shares of each fund are offered at net asset value, which is calculated as of the close of The New York Stock
Exchange, Inc. ("NYSE") on each day that the NYSE is open for business. The value of the shares of each fund will fluctuate in relation to the investment experience of the Master Portfolios in which it invests.

Investors may purchase shares from a Salomon Smith Barney
Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A or Class D shares.
Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the sub-transfer agent are not subject to a maintenance fee.

Investors may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement and subsequent investment requirement for all Classes is $25.
For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for employees of Citigroup and its subsidiaries, including Salomon Smith
Barney, unitholders who invest distributions from a Unit
Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or a Salomon Smith
Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith
Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment
Plan.  Under the Systematic Investment Plan, Salomon Smith
Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith
Barney Financial Consultant or a Dealer Representative.

Class D shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation, including the Smith Barney 401(k)
Platform program. In addition, Class D shares are offered to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affiliates. For more information about these programs, contact a Salomon Smith
Barney Financial Consultant.

Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates.
The fund offers Class A shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must by of the same class.

For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex Plan"), Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

For more information, call your Salomon Smith Barney
Financial Consultant or the transfer agent.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

REDEMPTION OF SHARES tc "REDEMPTION OF SHARES"

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of the fund who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal
Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

Additional Information Regarding Telephone Redemption And
Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

EXCHANGE PRIVILEGE

Shares of each Class of the U.S. 5000 Index Fund may only be exchanged for shares of the same Class of
1. Smith Barney S&P 500 Index Fund and
2. Smith Barney EAFE Index Fund

Shares of each Class of the EAFE Index Fund may only be
exchanged for shares of the same Class of
1.  	Smith Barney S&P 500 Index Fund and
2.  	Smith Barney U.S. 5000 Index Fund

Exchanges can be made to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class D shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class A and Class D shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege

Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Additional
Information Regarding Telephone Redemptions and Exchange
Program.'' Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Dividend, Distributions and Taxes" below, followed by a purchase of shares of a different fund.
Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

VALUATION OF SHARES tc "VALUATION OF SHARES"

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther
King Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class will differ. The following is a description of the procedures used by the trust in valuing its assets.

The net asset value per share of each fund and is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the fund. The value of each fund's shares will fluctuate in relation to the investment experience of the Master Portfolios in which such fund invests. Securities held by a fund or Master Portfolio which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded.

The securities of the Master Portfolios, including covered call options written by the Master Portfolios, are valued as discussed below. Domestic securities are valued at the last sale price on the domestic securities or commodities exchange or national securities market on which such securities primarily are traded. Securities not listed on a domestic exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Portfolio securities which are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities is determined by BGFA in accordance with guidelines approved by MIP's board of trustees. Short-term investments are carried at amortized cost which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by BGFA in accordance with such guidelines.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by MIP's board of trustees, are valued at fair value as determined in good faith by BGFA in accordance with guidelines approved by MIP's board of trustees. BGFA and MIP's board of trustees periodically review the method of valuation. In making its good faith valuation of restricted securities, BGFA generally takes the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount is revised periodically if it is believed that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually are valued initially at cost. Any subsequent adjustment from cost is based upon considerations deemed relevant by MIP's board of trustees.

PERFORMANCE DATA tc "PERFORMANCE DATA"

From time to time a fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A and Class D shares of the fund.
These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting
100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return. A fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

THE BALANCE OF THIS PAGE IS INTENTIONALLY LEFT BLANK.


Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC.
The formula can be expressed as follows:

P(1 + T)n = ERV

	Where:	P	= 	a hypothetical initial
payment of $1,000.

		T	= 	average annual total
return.

		n	= 	number of years.

		ERV	=	Ending Redeemable Value
of a hypothetical
$1,000 investment made
at the beginning of a
1-, 5- or 10-year
period at the end of a
1-, 5- or 10-year
period (or  fractional
portion thereof),
assuming reinvestment
of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


U.S. 5000 Index Fund
Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-Year
Life of
Fund 1
Class A
N/A
N/A
N/A
22.70%
Class D
N/A
N/A
N/A
N/A2


EAFE Index Fund
Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-Year
Life of
Fund 1
Class A
N/A
N/A
N/A
14.10%
Class D
N/A
N/A
N/A
N/A2
____________________
1	Class A and D commenced operations on October 18, 1999.
The results reflected are for the period from October
18, 1999 to March 31, 2000.
2	There is no information for Class D shares because no
Class D shares were outstanding.


Aggregate Total Return

A fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value of a
hypothetical $10,000
investment made at the
beginning of the 1-, 5- or
10-year period at the end of
the 1-, 5- or 10-year period
(or fractional portion
thereof), assuming
reinvestment of all dividends
and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.


U.S. 5000 Index Fund
Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
  10-
Year
Life of
Fund 1
Class A
N/A
N/A
N/A
22.70%
Class D
N/A
N/A
N/A
N/A2


EAFE Index Fund
Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
  10-
Year
Life of
Fund 1
Class A
N/A
N/A
N/A
14.10%
Class D
N/A
N/A
N/A
N/A2
____________________
1        Class A and D commenced operations on October 18,
1999.  The results reflected are for the period from
October 18, 1999 to
	March 31, 2000.
2	There is no information for Class D shares because no
Class D shares were outstanding.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.
DIVIDENDS, DISTRIBUTIONS AND TAXES  tc "TAXES "

MIP is organized as a business trust under Delaware law.
Under MIP's current classification for federal income tax purposes, it is intended that each Master Portfolio will be treated as a partnership for such purposes and, therefore, such Master Portfolio will not be subject to any federal income tax on its income and gains (if any). However, each investor in a Master Portfolio will be taxed on its share
(as determined in accordance with the governing instruments of MIP) of such Master Portfolio's taxable income and capital gain in determining its federal income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

MIP's taxable year-end is the last day of December.
Although MIP will not be subject to federal income tax, it will file appropriate federal income tax returns

The Master Portfolios assets, income and distributions will be managed in such a way that an investor in a Master
Portfolio may satisfy the requirements of Subchapter M of the Code by investing substantially all of its assets in the Master Portfolio. Investors are advised to consult their own tax advisors as to the tax consequences of an investment in the Master Portfolio.

Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change. Each fund will be treated as a separate entity for federal tax purposes.
Unless otherwise noted, the following discussion is applicable to each fund.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the fund must, among other things:
(a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses. For purposes of federal income tax law, including the application of the foregoing qualification requirements, a fund will be treated as if it derived directly its proportionate share of each item of income, deduction, gain or loss (and as if it held directly its proportionate share of the assets and liabilities) of each Master Portfolio in which it invests, either directly or indirectly.

As a regulated investment company, the fund will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net relized capital gains") or on its net realized capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of its investment company taxable income, plus or minus certain other adjustments as specified in the Code, and 90% of its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year.
Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Index Swaps. As a result of entering into index swaps, the fund may make or receive periodic net payments. It may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the fund has been a party to the swap for more than one year).

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries.
Tax conventions between certain countries and the United
States may reduce or eliminate such taxes in some cases.
The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or not possible to obtain.

Alternatively, the fund may elect to mark-to-market to its stock in a PFIC. This election would result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue
Service (the "IRS"). By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December
31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized capital gains. However, if the fund retains for investment an amount equal to all or a portion of its net realized capital gains, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and
(c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United
States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter
(if the shareholder holds his shares of the fund as capital assets).

Shareholders receiving dividends or distributions in the form of additional shares should be treated for United
States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending
30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right
(e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United
States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes- Taxation of United States Shareholders -
Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the funds and its shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund.

ADDITIONAL INFORMATION

The Fund

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust" under the name Shearson Lehman Brothers Intermediate-Term
Trust. On October 14, 1994 and August 16, 1995, the trust's name was changed to Smith Barney Income Trust and Smith Barney Investment Trust, respectively. In addition to each fund, the trust offers shares of beneficial interest of five other separate funds with a par value of $.001 per share. Each fund offers shares of beneficial interest currently classified into two Classes - A and D.
Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class;
(b) the effect of the respective sales charge, if any, for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; and (f) the exchange privilege of each Class. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share.
Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares
(the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

Master Portfolio Organization

The Master Portfolios are a series of MIP, an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for trust liabilities and obligations, but only to the extent the trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations.
Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

The interests in the Master Portfolios have substantially identical voting and other rights as those rights enumerated above for shares of the fund. MIP is generally not required to hold annual meetings, but is required by
Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the fund is requested to vote on a matter with respect to the corresponding Master
Portfolio, the fund will hold a meeting of fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where the fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, such fund will vote such shares in the same proportion as the shares for which the fund does receive voting instructions.

Annual and Semi-annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. The fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial
Consultant or the transfer agent.

FINANCIAL STATEMENTS

The U.S. 5000 Index fund's annual report for the fiscal year ended December 31, 1999 was filed on March 7, 2000,
Accession Number 91155-00-000182. The EAFE Index fund's annual report for the fiscal year ended December 31, 1999 was filed on March 7, 2000, Accession Number 91155-00-
000183.

OTHER INFORMATION

Styles of Fund Management In an industry where the average portfolio manager has seven years of experience (source:
ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.
Smith Barney mutual funds offers more than 60 mutual funds.
We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney
Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert
Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.


U.S. 5000 Index Fund

Wilshire Associates, Incorporated ("Wilshire Associates") does not sponsor any portfolio of the fund, nor is it affiliated in anyway with the funds. "Wilshire 5000 Equity
Index" and related marks are trademarks of Wilshire
Associates. None of the funds are sponsored, endorsed, sold, or promoted by the index or its sponsor and neither the index nor its sponsor make any representation or warranty, express or implied, regarding the advisability of investing in the funds.

The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates. Wilshire Associates makes no representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the Wilshire 5000 Index to track general stock market performance. Wilshire's only relationship to the fund is the licensing of certain trademarks and and trade names of Wilshire. The Wilshire
5000 Index which is composed and calculated without regard to the issuer of this fund or this fund. Wilshire has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the Wilshire 5000 Index. Wilshire does not guarantee the accuracy or the completeness of the Wilshire 5000 Index or any data included therein and Wilshire shall have no liability for any errors, omissions, or interruptions therein. Wilshire makes no warranty, express or implied, as to results to be obtained by the fund, owners of the product, or any other person or entity from the use of the Wilshire 5000 Index or any data included therein. Wilshire makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wilshire 5000 Index or any data included therein. Without limiting any of the foregoing, in no event shall Wilshire have any liability for any special, punitive, indirect, or consequential damages
(including lost profits), even if notified of the possibility of such damages.



U.S. 5000 Index Fund

"S&P 500(r)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Salomon Smith Barney. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Salomon Smith Barney is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Salomon Smith Barney or the fund. S&P has no obligation to take the needs of Salomon Smith Barney or the shareholders of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund's shares or the timing of the issuance or sale of the fund's shares or in the determination or calculation of the equation by which fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P
500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY
FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR
IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY
OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

EAFE Index Fund

The fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE Index to track general stock market performance.
MSCI is the licensor of certain trademarks, service marks, and trade names of MSCI and the EAFE Index which is determined, composed and calculated by MSCI without regard to the issuer of this fund or this fund. MSCI has no obligation to take the needs of the issuer of this fund of the owners of this fund into consideration in determining, composing or calculating the EAFE Index. MSCI is not responsible for and has not participated in the determination or calculation of the equation by which the fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR
FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES
WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER
PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF
THE INDEXES OR ANY DATA INCLUDED THEREIN.  NEITHER MSCI NOT
ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS
TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS
AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER
PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA
INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED
HEREUNDER OR FOR ANY OTHER USE.  NEITHER MSCI NOT ANY OTHER
PARTY MAKES ANY EXPRESS OF IMPLIED WARRANTIES, AND MSCI
HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH
RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN.
WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL
MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT,
INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER
DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE
POSSIBILITY OF SUCH DAMAGES


APPENDIX


Description of certain ratings assigned by Standard &
Poor's Corporation ("S&P") and Moody's Investors Service,
Inc. ("Moody's")

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

?     liquidity ratios are adequate to meet cash
requirements;

?     long-term senior debt is rated "A" or better;

?     the issuer has access to at least two additional
channels of borrowing;

?   basic  earnings and cash flow have an upward trend with
allowance made for unusual circumstances;

?     typically,  the issuer's industry is well established
and the issuer has a strong position within the industry;
and

?     the reliability and quality of management are
unquestioned.


Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

?    evaluation of the management of the issuer;

?     economic  evaluation  of  the  issuer's  industry or
industries and an appraisal of speculative-type risks which may be inherent in certain areas;

?     evaluation  of the  issuer's  products  in  relation
to  competition  and customer acceptance;

?     liquidity;

?     amount and quality of long-term debt;

?     trend of earnings over a period of ten years;

?     financial  strength of parent  company and the
relationships  which exist with the issuer; and

?    recognition by the  management of obligations  which
may be present or may arise as a result of public interest questions and preparations to meet such obligations.
































SMITH BARNEY
INVESTMENT TRUST



U.S. 5000 Index Fund

EAFE Index Fund
















April 28, 2000


SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

								SALOMON SMITH BARNEY
								A Member of
Citigroup [Symbol]


















April 28, 2000

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney U.S. 5000 Index Fund
Smith Barney EAFE Index Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the combined prospectus of the Smith Barney U.S. 5000 Index Fund (the "U.S. 5000 Index
Fund") and the Smith Barney EAFE Index Fund (the "EAFE
Index Fund") (each, a "fund") which also includes the Smith
Barney S&P 500 Index Fund, dated April 28, 2000, as amended or supplemented from time to time (each, the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders, which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney Inc. ("Salomon Smith Barney") at the address or telephone number above. Each fund is a separate investment series of Smith Barney Investment trust
(the "trust").

TABLE OF CONTENTS

Investment Objective and Management Policies.........  2
Portfolio Securities.......................  8
Investment Restrictions of the Fund...............................  27
Risk Considerations.......................  33
Trustees of the Trust and Executive Officers of the Fund...
36
Investment Management and Other Services............  38
Portfolio Transactions and Turnover...........................  43
Purchase of Shares...............................  45
Redemption of Shares..............................   47
Exchange Privilege.........................  49
Valuation of Shares...................  50
Performance Data...................   51
Dividends, Distributions and Taxes........................   54
Additional Information................   59
Other Information.......................   62



INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES tc "INVESTMENT
OBJECTIVES AND MANAGEMENT POLICIES"

General

In order to take advantage of the economies of scale offered by a larger pool of assets, each fund is structured as a "feeder" fund. A feeder fund seeks to achieve its investment objective by investing its assets in a "Master
Portfolio" managed by Barclays Global Fund Advisors, N.A.
("BGFA"). The Master Portfolio invests substantially all of its assets in securities in accordance with investment objectives, policies, and limitations that are substantially similar to those of the fund. In other words, the fund "feeds" shareholder investments into its corresponding Master Portfolio.

The prospectus discusses each fund's and each Master
Portfolio's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which each fund and each Master Portfolio may invest, the investment policies and portfolio strategies the fund and each Master
Portfolio may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund
Management LLC (successor to SSBC Management Inc.) ("SSB
Citi" or the "administrator") serves as the fund's administrator.

Master Investment Portfolio ("MIP") is an open-end, management investment company, organized on October 21, 1993 as a business trust under the laws of the State of Delaware. MIP is a "series fund," which is a mutual fund divided into separate portfolios. The U.S. Equity Index
Master Portfolio and the International Index Portfolio are diversified portfolios of MIP. Each Master Portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940
Act"), and for other purposes, and an interestholder of the Master Portfolio is not deemed to be an interestholder of any other portfolio of MIP.

Beneficial interests in the Master Portfolios are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Regulation D under the Securities Act of 1933, as amended
(the "1933 Act"). Investments in the Master Portfolios may be made only by investment companies or certain other entities, which are "accredited investors" within the meaning of Regulation D under the 1933 Act. Investment companies that hold units of beneficial interest
("interests") in the Master Portfolios are sometimes referred to herein as "feeder funds."

Master/Feeder Fund Structure

Unlike mutual funds that directly acquire and managed their own portfolio of securities, each fund is a "feeder" fund in a "master/feeder" structure. This means that each fund invests in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of each fund. The investment performance of each fund depends on the investment performance of each Master Portfolio. If the investment policies of the fund and the Master Portfolio become inconsistent, the board of trustees of the fund can decide what actions to take. Actions the board of trustees may recommend include withdrawal of the fund's assets from the Master Portfolio. The board of trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

The U.S. 5000 Index Fund seeks to offer long-term capital growth by approximating the performance, before expenses, of the Wilshire 5000 Index.

The U.S. 5000 Index Fund's Master Portfolio, the U.S.
Equity Index Master Portfolio, invests substantially all of its assets in two other Master Portfolios of BGFA. One of these Master Portfolios invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index (the "Extended Index Portfolio"). The other Master Portfolio invests substantially all of it assets in stocks comprising the S&P 500 Index (the "S&P 500
Index Portfolio") (together, the "Underlying Portfolios").
The Master Portfolio's assets will be invested in the Underlying Portfolios in proportions adjusted periodically to maintain the capitalization range of the Wilshire 5000
Index.

The EAFE Index Fund seeks to offer long-term capital growth and diversification by approximating the performance, before expenses, of the Morgan Stanley Capital
International Europe, Australia, and Far East Free Index
(the " EAFE Index").

Because it can be very expensive to buy and sell all of the securities in a target benchmark, the Master Portfolio employs "sampling" techniques to approximate benchmark characteristics such as capitalization and industry weight using fewer securities than contained in the benchmark.
Therefore, the performance of the Master Portfolio versus its benchmark can be expected to deviate more than that of funds investing in all of the securities contained in a benchmark.

The EAFE Index Fund and the International Index Master
Portfolio maintain equity exposure for cash balances by purchasing appropriate futures contracts. Futures contracts are not used for leverage. The EAFE Index Fund and the International Index Master Portfolio seek to remain fully invested at all times, without significant cash balances.

INVESTMENT OBJECTIVE-U.S. Equity Index Master Portfolio.

? The U.S. Equity Index Master Portfolio seeks to match as closely as practicable, before fees and expenses, the performance of the Wilshire
5000 Equity Index (the "Wilshire 5000 Index").
The U.S. Equity Index Master Portfolio uses a
"fund of funds" structure to track the Wilshire
5000 Index, which is comprised of the stocks in the Standard & Poor's 500 Stock Index ("S&P 500
Index"), except for a small number of foreign stocks that represent approximately 3% of the S&P 500 Index, and the stocks in the Wilshire
4500 Equity Index (the "Wilshire 4500 Index").
In this regard, the U.S. Equity Index Master
Portfolio seeks to achieve its objective by investing substantially all of its assets in two other portfolios of MIP-the Extended Index
Portfolio (which invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index) and the S&P
500 Index Portfolio (which invests
substantially all of its assets in stocks comprising the S&P 500 Index) (together, the
"Underlying Portfolios").  The U.S. Equity
Index Master Portfolio's assets will be
invested in the Underlying Portfolios of MIP in proportions adjusted periodically to maintain the capitalization range of the Wilshire 5000
Index.  The performance of the U.S. Equity
Index Master Portfolio will correspond directly to the performance of the Underlying
Portfolios. The Master Portfolio and the fund may not track the corresponding index perfectly, as differences between the index and the Master Portfolio's Underlying Portfolios may cause differences in performance. The U.S.
Equity Index Master Portfolio's investment objective can be changed by MIP's board of trustees without interestholder approval. The objective and policies of the Master Portfolio determine the types of portfolio securities in which it invests, the degree of risk to which it is subject and, ultimately, its performance.
There can be no assurance that the Master
Portfolio's investment objective will be achieved.

	INVESTMENT OBJECTIVES-Underlying Portfolios

? The S&P 500 Index Portfolio seeks to provide investment results, before fees and expenses, that correspond to the total return performance of publicly traded common stocks in the aggregate, as represented by the Standard &
Poor's 500 Stock Index.

? The Extended Index Portfolio seeks to
approximate, before fees and expenses, the capitalization range and performance of the Wilshire 4500 Index.

ABOUT THE INDICES  The Wilshire 5000 Index was created
December 31, 1980.  It measures the performance of all U.S.
headquartered equity securities with readily available price data. Over 7,000 capitalization weighted security returns are used to adjust the index.

? The Wilshire 4500 Index was created December
31, 1983. It is the Wilshire 5000 Index with most of the companies in the S&P 500 Index removed. Over 6,500 capitalization weighted security returns are used to adjust the index.

? The S&P 500 Index was created March 5, 1957.
It is composed of 500 selected common stocks, most of which are listed on the NYSE.

The securities comprising the S&P 500 Index represent the stocks of primarily large-cap companies. The securities comprising the Wilshire 4500 Index represent the smaller- and medium-sized companies of the Wilshire 5000 Index. In order for the U.S. Equity Index Master Portfolio to maintain a capitalization weighted representative sample of the Wilshire 5000 Index, it will invest in the Underlying
Portfolios in proportion to the overall capitalization of their respective indices. Based on their relative overall capitalizations as of the date of this SAI, roughly two thirds of the U.S. Equity Index Master Portfolio's portfolio will be invested in the S&P 500 Index Portfolio and the other third in the Extended Index Portfolio.
Historically, the overall capitalization of the indices have varied, and as a result, the U.S. Equity Index Master
Portfolio's portfolio is also likely to vary.

INVESTMENT POLICIES- U.S. Equity Index Master Portfolio.

? The U.S. Equity Index Master Portfolio seeks to match the total return performance of the Wilshire 5000 Index, which is composed of over 7,000 selected common stocks traded on the New
York Stock Exchange, American Stock Exchange and Nasdaq Stock Market. The weightings of stocks in the Wilshire 5000 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding.
The percentage of the U.S. Equity Index Master
Portfolio's assets invested in the Underlying
Portfolios is approximately the same as the percentage such Portfolios are invested in stocks represented in the Wilshire 5000 Index.
Securities are selected for investment by the Underlying Portfolios as indicated below.

INVESTMENT POLICIES - Underlying Portfolios.

? The Extended Index Portfolio seeks to match the total return performance of U.S. stocks, excluding the large-cap stocks included in the S&P 500 Index. The fund defines these stocks as those comprising the Wilshire 4500 Index, which is composed of over 6,500 equity stocks of issuers headquartered in the United States.
The Index is almost entirely comprised of common stocks listed on the New York Stock
Exchange, American Stock Exchange or Nasdaq
Stock Market. The weightings of stocks in the Wilshire 4500 Index are based on each stock's relative total market capitalization, that is, its market price per share times the number of shares outstanding. The Extended Index
Portfolio invests in a representative sample of these securities. Securities are selected for investment by the Extended Index Portfolio in accordance with their capitalization, industry sector and valuation, among other factors.

? The S&P 500 Index Portfolio seeks to match the total return performance of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New
York Stock Exchange. The weightings of stocks in the S&P 500 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. The percentage of the S&P
500 Index Portfolio's assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500
Index

Unlike the Extended Index Portfolio, which invests in a representative sample of the over 6,500 stocks represented by its benchmark, the Wilshire 4500 Index, the S&P 500
Index Portfolio invests in all 500 of the stocks represented by its benchmark, the S&P 500 Index.

No attempt is made to manage the portfolio of the U.S.
Equity Index Master Portfolio using economic, financial or market analysis. The U.S. Equity Index Master Portfolio is managed by determining which proportion of its assets will be invested in each Underlying Portfolio to match, to the extent feasible, the capitalization range and returns of the Wilshire 5000 Index. The Underlying Portfolios determine which securities are to be purchased or sold to match or sample their respective benchmarks. Under normal market conditions, at least 90% of the value of the U.S.
Equity Index Master Portfolio's total assets is invested, through the Underlying Portfolios, in securities comprising the Wilshire 5000 Index. The U.S. Equity Index Master
Portfolio's ability to match its investment performance to the investment performance of the Wilshire 5000 Index may be affected by, among other things, the U.S. Equity Index
Master Portfolio's and Underlying Portfolios' expenses, the amount of cash and cash equivalents held by the U.S. Equity
Index Master Portfolio and the Underlying Portfolios, the manner in which the total returns of the Wilshire 5000
Index, the Wilshire 4500 Index and the S&P 500 Index are calculated; the size of the U.S. Equity Index Master
Portfolio's investment portfolio; and the timing, frequency and size of shareholder purchases and redemptions.

The Underlying Portfolios use cash flows from interestholder purchase and redemption activity to maintain, to the extent feasible, the similarity of their portfolio to the securities comprising their respective benchmarks. The U.S. Equity Index Master Portfolio uses cash flows from its interestholder purchase and redemption activity to periodically adjust its investment in the Underlying Portfolios to maintain, to the extent feasible, the similarity of its capitalization range and returns to those of the securities comprising the Wilshire 5000 Index.
BGFA regularly monitors the U.S. Equity Index Master
Portfolio's correlation to the Wilshire 5000 Index and adjusts the U.S. Equity Index Master Portfolio's investment in the Underlying Portfolios to the extent necessary.
Inclusion of a security in an Index in no way implies an opinion by the sponsor of the Index as to its attractiveness as an investment.

The sampling techniques utilized by the U.S. Equity Index
Master Portfolio and the Extended Index Portfolio are designed to allow said portfolios to substantially duplicate the investment performance of their respective benchmarks. However, the U.S. Equity Index Master
Portfolio is not expected to track the Wilshire 5000 Index with the same degree of accuracy that complete replication of such Index would provide. In addition, at times, the portfolio composition of the U.S. Equity Index Master
Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of the Wilshire 5000 Index, primarily by adjusting the U.S. Equity Index Master
Portfolio's investment in the Underlying Portfolios.  The
S&P 500 Index seeks to replicate completely the investments and capitalization range of the S&P 500 Index

The investment policies, strategies, techniques and restrictions employed by the U.S. Equity Index Master
Portfolio in pursuing its investment objective vis-a-vis the Wilshire 5000 Index are substantially similar to those employed by the Underlying Portfolios in pursuing their respective investment objectives vis-a-vis their respective benchmarks. Unless otherwise indicated, references to the investment policies, strategies, techniques and restrictions of the U.S. Equity Index Master Portfolio also are references to the investment policies, strategies, techniques and restrictions of the Underlying Portfolios in which the U.S. Equity Index Master Portfolio invests substantially all of its assets.

In seeking to match the performance of the Wilshire 5000
Index, the U.S. Equity Index Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The U.S. Equity
Index Master Portfolio attempts to be fully invested at all times in securities comprising the Wilshire 5000 Index and in futures contracts and options on futures contracts, although the U.S. Equity Index Master Portfolio may invest up to 10% of its assets in high-quality money market instruments to provide liquidity. The U.S. Equity Index
Master Portfolio also may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days.

INVESTMENT OBJECTIVE - International Index Master Portfolio

? The International Index Master Portfolio seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe,
Australia, Far East Free Index (the "EAFE Free
Index," or the "Index").

The International Index Master Portfolio's investment objective can be changed by MIP's board of trustees without interestholder approval. The objective and policies of the Master Portfolio determines the types of portfolio securities in which it invests, the degree of risk to which it is subject and, ultimately, its performance. There can be no assurance that the Master Portfolio's investment objective will be achieved.

PRINCIPAL STRATEGIES - International Index Master Portfolio

? The International Index Master Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks included in the EAFE Free
Index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries (Austria, Belgium,
Denmark, Finland, France, Germany, Ireland, Italy, the
Netherlands, Norway, Portugal, Spain, Sweden,
Switzerland and the United Kingdom), Australia, New
Zealand, Hong Kong, Japan and Singapore The EAFE Free
Index broadly represents the performance of foreign stock markets. The weightings of stocks in the EAFE
Free Index are based on each stock's relative total market capitalization, that is, its market price per share times the number of shares outstanding. The
Master Portfolio invests in a representative sample of these securities. Securities are selected for investment by the Master Portfolio in accordance with their capitalization, industry sector and valuation, among other factors.

No attempt is made to manage the portfolio of the Master
Portfolio using economic, financial and market analysis.
The Master Portfolio is managed by determining which securities are to be purchased or sold to match, to the extent feasible, the capitalization range and returns of the EAFE Free Index. Under normal market conditions, at least 90% of the value of the Master Portfolio's total assets is invested in securities comprising the EAFE Free
Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the EAFE Free Index. The Master
Portfolio's ability to match its investment performance to the investment performance of the EAFE Free Index may be affected by, among other things: the Master Portfolio's expenses; the amount of cash and cash equivalents held by the Master Portfolio; the manner in which the total return of the EAFE Free Index is calculated; the size of the Master Portfolio's investment portfolio; and the timing, frequency and size of interestholder purchases and redemptions. The Master Portfolio uses cash flows from interestholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its capitalization range and returns to those of the securities comprising the EAFE Free Index. BGFA regularly monitors the Master Portfolio's correlation to the EAFE Free Index and adjusts the Master Portfolio's portfolio to the extent necessary. Inclusion of a security in the EAFE Free Index in no way implies an opinion by MSCI as to its attractiveness as an investment.

BGFA may use statistical sampling techniques to attempt to replicate the returns of the EAFE Free Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes.
The sampling techniques utilized by the Master Portfolio are designed to allow the Master Portfolio to substantially duplicate the investment performance of the EAFE Free
Index. However, the Master Portfolio is not expected to track the EAFE Free Index with the same degree of accuracy that complete replication of such Index would provide. In addition, at times, the portfolio composition of the Master
Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of the EAFE Free Index.

In seeking to match the performance of the EAFE Free Index, the Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Master Portfolio attempts to be fully invested at all times in securities comprising the EAFE Free Index and in futures contracts and options on futures contracts, although the Master Portfolio may invest up to 10% of its assets in high-quality money market instruments to provide liquidity. The Master Portfolio may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days.

PORTFOLIO SECURITIES

The U.S. 5000 Index Fund and the EAFE Index Fund

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, SSB Citi will require the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price
(including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities.
Repurchase agreements are considered to be loans by the fund under the 1940 Act.

U.S. Equity Index Master Portfolio

The U.S. Equity Index Master Portfolio may invest in the securities described below.

The investment policies, strategies, techniques and restrictions employed by the Master Portfolio in pursuing its investment objective vis-a-vis the Wilshire 5000 Index are substantially similar to those employed by the Underlying Portfolios in pursuing their respective investment objectives vis-a-vis their respective benchmarks. Unless otherwise indicated, references to the investment policies, strategies, techniques and restrictions of the U.S Equity Index Master Portfolio also are references to the investment policies, strategies, techniques and restrictions of the Underlying Portfolios in which the U.S, Equity Index Master Portfolio invests substantially all of its assets.

Futures Contracts and Options Transactions-The U.S. Equity
Index Master Portfolio may use futures as a substitute for a comparable market position in the underlying securities.

A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial statement at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts.
Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes).

Although the U.S. Equity Index Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the U.S.
Equity Index Master Portfolio to substantial losses. If it is not possible, or if the U.S. Equity Index Master
Portfolio determines not to close a futures position in anticipation of adverse price movements, the U.S. Equity
Index Master Portfolio will be required to make daily cash payments on variation margin.

Stock Index Futures and Options on Stock Index Futures-The
U.S. Equity Index Master Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.
With respect to stock indices that are permitted investments, the U.S. Equity Index Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the U.S. Equity
Index Master Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

Index Swaps-The U.S. Equity Index Master Portfolio may enter into index swaps in pursuit of its investment objective. Index swaps involve the exchange by the U.S.
Equity Index Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The U.S. Equity Index
Master Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the U.S. Equity Index Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the U.S. Equity Index Master Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the U.S. Equity
Index Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The use of index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the U.S. Equity Index Master Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal.
Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the U.S. Equity Index Master Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the U.S. Equity
Index Master Portfolio may not receive net amount of payments that the U.S. Equity Index Master Portfolio contractually is entitled to receive.

Borrowing Money-As a fundamental policy, the U.S. Equity
Index Master Portfolio is permitted to borrow to the extent permitted under the 1940 Act. However, the U.S. Equity
Index Master Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.

International Index Master Portfolio

The International Index Master Portfolio may invest in the securities described below.

Foreign Currency Futures Contracts.

In General. A foreign currency futures contract is an agreement between two parties for the future delivery of a specified currency at a specified time and at a specified price. A "sale" of a futures contract means the contractual obligation to deliver the currency at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated
"contract markets" by the Commodity Futures Trading
Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange.

While futures contracts based on currencies do provide for the delivery and acceptance of a particular currency, such deliveries and acceptances are very seldom made.
Generally, a futures contract is terminated by entering into an offsetting transaction. The International Index
Master Portfolio will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the International Index Master
Portfolio must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the International Index Master Portfolio may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable.

Purchase and Sale of Currency Futures Contracts. In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, the International Index Master
Portfolio may buy or sell currency futures contracts. If a fall in exchange rates for a particular currency is anticipated, the International Index Master Portfolio may sell a currency futures contract as a hedge. If it is anticipated that exchange rates will rise, the International Index Master Portfolio may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the International Index Master Portfolio intends to purchase. These futures contracts will be used only as a hedge against anticipated currency rate changes.


A currency futures contract sale creates an obligation by the International Index Master Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the International Index Master Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

In connection with transactions in foreign currency futures, the International Index Master Portfolio will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments
(referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

Risk Factors Associated with Futures Transactions. The effective use of futures strategies depends on, among other things, the International Index Master Portfolio's ability to terminate futures positions at times when BGFA deems it desirable to do so. Although the International Index
Master Portfolio will not enter into a futures position unless BGFA believes that a liquid secondary market exists for such future, there is no assurance that the International Index Master Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The International Index Master Portfolio generally expects that its futures transactions will be conducted on recognized US. and foreign securities and commodity exchanges.

Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

The use of futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of futures strategies also depends on the ability of BGFA to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

In addition to the foregoing risk factors, the following sets forth certain information regarding the potential risks associated with the International Index Master
Portfolio's futures transactions.

Risk of Imperfect Correlation.  The International Index
Master Portfolio's ability effectively to hedge currency risk through transactions in foreign currency futures depends on the degree to which movements in the value of the currency underlying such hedging instrument correlate with movements in the value of the relevant securities held by the International Index Master Portfolio. If the values of the securities being hedged do not move in the same amount or direction as the underlying currency, the hedging strategy for the International Index Master Portfolio might not be successful and the International Index Master
Portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the currency underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the International Index
Master Portfolio's overall return could be less than if the hedging transactions had not been undertaken.

Under certain extreme market conditions, it is possible that the International Index Master Portfolio will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the International Index Master Portfolio.

The International Index Master Portfolio will purchase or sell futures contracts only if, in BGFA's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the International Index Master Portfolio's portfolio for the hedge to be effective. There can be no assurance that BGFA's judgment will be accurate.

Potential Lack of a Liquid Secondary Market. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require the International Index
Master Portfolio to post additional cash or cash equivalents as the value of the position fluctuates.
Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market may be lacking. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established.
While the International Index Master Portfolio will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event it may not be possible to close out a position held by the International
Index Master Portfolio, which could require the International Index Master Portfolio to purchase or sell the instrument underlying the position, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the International
Index Master Portfolio's ability effectively to hedge its securities, or the relevant portion thereof.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Trading and Position Limits. Each contract market on which futures contracts arc traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. "Shares" means the equal proportionate transferable units of interest into which the beneficial interest of each Series or Class is divided from time to time (including whole Shares and fractions of Shares).
BGFA does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the International Index Master
Portfolio's investments.

Regulations on the Use of Futures Contracts. Regulations of the CFTC require that the International Index Master
Portfolio enter into transactions in futures contracts for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by the International
Index Master Portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the International
Index Master Portfolio, and accrued profits on such positions. In addition, the International Index Master
Portfolio may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed
5% of the market value of the International Index Master
Portfolio's total assets.

When the International Index Master Portfolio purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the International Index Master Portfolio's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

The International Index Master Portfolio's ability to engage in the hedging transactions described herein may be limited by the policies and concerns of various Federal and state regulatory agencies. Such policies may be changed by vote of the board of trustees.

BGFA uses a variety of internal risk management procedures to ensure that derivatives use is consistent with the International Index Master Portfolio's investment objective, does not expose the International Index Master
Portfolio to undue risk and is closely monitored. These procedures include providing periodic reports to the board of trustees concerning the use of derivatives.

Foreign Obligations and Securities.

The foreign securities in which the International Index
Master Portfolio may invest include common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

The International Index Master Portfolio may invest in foreign securities through American Depository Receipts
("ADRs"), Canadian Depository Receipts (''CDRs''), European
Depository Receipts ("EDRs"), International Depository
Receipts ("IDRs") and Global Depository Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in US. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

For temporary defensive purposes, the International Index
Master Portfolio may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

From time to time, investments in other investment companies may be the most effective available means by which the International Index Master Portfolio may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the International Index Master Portfolio would continue to pay its own management fees and other expenses.

Investment income on certain foreign securities in which the International Index Master Portfolio may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the International Index Master Portfolio would be subject.

The International Index Master Portfolio's investments in foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To attempt to minimize risks to the International Index Master Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies, the International Index Master Portfolio may engage in foreign currency transactions on a spot (i.e., cash) basis and may purchase or sell forward foreign currency exchange contracts ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers. The International Index Master
Portfolio may also purchase and sell foreign currency futures contracts (see "Purchase and Sale of Currency
Futures Contracts").

Forward contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is traded at a net price without commission. The International Index
Master Portfolio will direct its custodian, to the extent required by applicable regulations, to segregate high grade liquid assets in an amount at least equal to its obligations under each forward contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the International Index Master Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The International Index Master Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when BGFA believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the International Index Master Portfolio's securities denominated in such foreign currency, or when
BGFA believes that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge').

The International Index Master Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where BGFA believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the portfolio securities are denominated (a "cross-hedge").

Foreign currency hedging transactions are an attempt to protect the International Index Master Portfolio against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.
The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

The International Index Master Portfolio's custodian will, to the extent required by applicable regulations, segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the International Index Master Portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the International Index Master Portfolio's commitments with respect to such contracts.

The cost to the International Index Master Portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved.
BGFA considers on an ongoing basis the creditworthiness of the institutions with which the International Index Master
Portfolio enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the International Index Master Portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Hedging and Related Strategies.

The International Index Master Portfolio may attempt to protect the U.S. dollar equivalent value of one or more of its investments (hedge) by purchasing and selling foreign currency futures contracts and by purchasing and selling currencies on a spot (i.e., cash) or forward basis.
Foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

The International Index Master Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions. For example, the International Index
Master Portfolio may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Master Portfolio's securities denominated in such currency. The International Index
Master Portfolio may use forward contracts in one currency or a basket of currencies to hedge against fluctuations in the value of another currency when BGFA anticipates there will be a correlation between the two and may use forward currency contracts to shift the International Index Master
Portfolio's exposure to foreign currency fluctuations from one country to another. The purpose of entering into these contracts is to minimize the risk to the International
Index Master Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies.

BGFA might not employ any of the strategies described above, and there can be no assurance that any strategy used will succeed. If BGFA incorrectly forecasts exchange rates, market values or other economic factors in utilizing a strategy for the International Index Master Portfolio, the Master Portfolio might have been in a better position had it not hedged at all. The use of these strategies involves certain special risks, including (1) the fact that skills needed to use hedging instruments are different from those needed to select the International Index Master
Portfolio's securities, (2) possible imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the investments being hedged, (3) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments and (4) the possible inability of the International Index
Master Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the International Index Master
Portfolio to sell a portfolio security at a disadvantageous time, due to the need for the International Index Master
Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of the International Index Master Portfolio to close out or to liquidate its hedged position.

New financial products and risk management techniques continue to be developed. The International Index Master
Portfolio my use these instruments and techniques to the extent consistent with its investment objectives and regulatory and tax considerations.

Privately Issued Securities.

The International Index Master Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A
Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the International Index Master Portfolio. Privately issued or Rule 144A securities that are determined by BGFA to be "illiquid" are subject to the International Index
Master Portfolio's policy of not investing more than 15% of its net assets in illiquid securities. BGFA, under guidelines approved by board of trustees of MIP, will evaluate the liquidity characteristics of each Rule 144A
Security proposed for purchase by the International Index
Master Portfolio on a case-by-case basis and will consider the following factors, among others, in their evaluation:
(1) the frequency of trades and quotes for the Rule 144A
Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades
(e.g., the time needed to dispose of the Rule 144A
Security, the method of soliciting offers and the mechanics of transfer).


PORTFOLIO SECURITIES - U.S. Equity Index and International
Index
Master  Portfolios

The U.S. Equity Index Master Portfolio and the
International Index Master Portfolio (each, a "Master
Portfolio") may invest in the securities described below.

Short-Term Instruments and Temporary Investments.

The Master Portfolios may invest in high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of interestholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which the Master Portfolio may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities
(including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance
Company (the "FDIC"); (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.

Bank Obligations. The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association
Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve
System and to have their deposits insured by the FDIC.
Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Master Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Master
Portfolio, depending on the principal amount of the CDs of each bank held by the Master Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Master Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits
("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation.
Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income.
These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank

Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal
Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states
("State Branches") may be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.
The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BGFA carefully evaluates such investments on a case-by-case basis.

The Master Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided such Master Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance
Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Master Portfolio will own more than one such CD per such issuer.

Commercial Paper and Short-Term Corporate Debt Instruments.
The Master Portfolio may invest in commercial paper
(including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs.
Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. BGFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P.
Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. BGFA will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

U.S. Government Obligations. The Master Portfolio may invest in various types of U.S. Government obligations.
U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S.
Government its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United
States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.



Repurchase Agreements

The Master Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master
Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master
Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase.
The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master Portfolio under a repurchase agreement.
Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Master Portfolio. The Master Portfolio may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.
Repurchase agreements are considered to be loans by the Master Portfolio under the 1940 Act.

Floating- and Variable-Rate Obligations.

The Master Portfolio may purchase floating- and variable-rate obligations. The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master
Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master
Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations, which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which each Master Portfolio may invest. BGFA, on behalf of the Master
Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio. Each Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided an active secondary market exists.

Illiquid Securities.

The Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Investment Company Securities.

The Master Portfolio may invest in securities issued by other open-end, management investment companies to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act investment in such securities is limited to: (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master Portfolio's net assets with respect to all such companies in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.
The Master Portfolio may also purchase interests of exchange-listed closed-end funds to the extent permitted under the 1940 Act.

Loans of Portfolio Securities.

The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the BGFA considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Master Portfolio does not enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that the Master
Portfolio receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master
Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master
Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master
Portfolio will not lend securities having a value that exceeds one-third of the current value of its respective total assets. Loans of securities by the Master Portfolio are subject to termination at the Master Portfolio or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Master Portfolio or BGFA.

Forward Commitments, When-Issued Purchases and
Delayed-Delivery Transactions.

The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the adviser. Securities purchased on a when-issued or forward commitment basis may expose the Master Portfolio to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward-commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

The Master Portfolio will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Master Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Master Portfolio will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.




Future Developments.

The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Master
Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, the Master Portfolio will provide appropriate disclosure in its prospectus.

Portfolio Characteristics and Policies

Each of the funds and the Master Portfolios are diversified under the federal securities laws and regulations.

Because the structures of the Master Portfolios are based on the relative market capitalizations of eligible holdings, it is possible that a Master Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master
Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Portfolios and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Portfolios will include as much as 5% of the voting securities of any issuer.

The fund will not incur any brokerage or other costs in connection with their purchase or redemption of shares of the Master Portfolio, except if the fund receives securities or currencies from a Master Portfolio to satisfy the fund's redemption request.

INVESTMENT LIMITATIONS

Futures Contracts

The Master Portfolio may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instruments are traded on national futures exchanges. A
Master Portfolio will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts.
Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements that are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required.
Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Master Portfolio. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Portfolios expect to earn income on their margin deposits. To the extent a Master Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the SEC, the Master Portfolios may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Portfolio would continue to be required to make variation margin deposits. In such circumstances, if a Master Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Cash Management Practices

The fund and the Master Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where BGFA believes liquidity is necessary or desirable. For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant. All the Portfolios and Master Funds may invest cash in short-term repurchase agreements.

The aggregate amount of expenses for the fund and the Master Portfolio may be greater than it would be if the fund were to invest directly in the securities held by the Master Portfolios. However, the total expense ratios for the fund and the Master Portfolios are expected to be less over time than such ratios would be if the fund were to invest directly in the underlying securities. This arrangement enables institutional investors, including the fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Portfolio, including the fund, will pay its proportionate share of the expenses of that Master Portfolio.

The shares of the Master Portfolio will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Portfolio by other institutional investors offers potential benefits to the Master Portfolio and through their investment in the Master Portfolio, the fund also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master
Portfolio. Also, if an institutional investor were to redeem its interest in a Master Portfolio, the remaining investors in that Master Portfolio could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Portfolio's security holdings may become less diverse, resulting in increased risk.
Institutional investors that have a greater pro rata ownership interest in a Master Portfolio than the corresponding Feeder Fund could have effective voting control over the operation of the Master Portfolio.

If the board of trustees of the fund determines that it is in the best interest of the fund, the fund may withdraw its investment in the Master Portfolio at any time. Upon any such withdrawal, the board would consider what action the fund might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the fund, which might not be possible, or retaining an investment advisor to manage the fund's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the fund will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Portfolio. A withdrawal by a fund of its investment in the corresponding Master
Portfolio could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the fund. Should such a distribution occur, the fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the fund.
Moreover, a distribution in kind by a Master Portfolio to a fund may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such fund. Any net capital gains so realized will be distributed to that fund's shareholders.

Shareholder Rights

Whenever the fund, as an investor in its corresponding
Master Portfolio, is asked to vote on a shareholder proposal, the respective fund will solicit voting instructions from the fund's shareholders with respect to the proposal. The trustees of the trust will then vote the fund's shares in the Master Portfolio in accordance with the voting instructions received from the fund's shareholders. The trustees of the trust will vote shares of the fund for which they receive no voting instructions in accordance with their best judgment.

INVESTMENT RESTRICTIONS OF THE FUND

The fund has adopted the following investment restrictions for the protection of shareholders. Although the fund currently will invest all of its assets in the Master
Portfolio, the board of trustees intends to maintain the following additional investment restrictions. To the extent that the fund's restrictions listed are inconsistent with the Master Portfolios, the Master Portfolios restrictions are controlling. Restrictions 1 through 7 below cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% or more of the fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or
(b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by the fund's board of trustees at any time. In accordance with these restrictions, the fund will not:

1.	Invest in a manner that would cause it to fail to be
a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	Issue "senior securities" as defined in the 1940 Act,
and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3.	Invest more than 25% of its total assets in
securities, the issuers of which conduct their principal business activities in the same industry.
For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.	Borrow money, except that (a) the fund may borrow
from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

5.	Make loans.  This restriction does not apply to: (a)
the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6.	Engage in the business of underwriting securities
issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

8. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

8.	Purchase any securities on margin (except for such
short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box").
For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9.	Invest in oil, gas or other mineral exploration or
development programs.

10.	Purchase or otherwise acquire any security if, as a
result, more than 15% of its net assets would be invested in securities that are illiquid.

11.	Invest for the purpose of exercising control of
management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

INVESTMENT RESTRICTIONS OF THE U.S. EQUITY INDEX MASTER
PORTFOLIO

The U.S. Equity Index Master Portfolio has adopted the following investment restrictions as fundamental policies.
These restrictions cannot be changed, as to the Master
Portfolio, without approval by the holders of a majority
(as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. The Master Portfolio may not:

1.	Invest more than 5% of its assets in the obligations
of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.

2.	Hold more than 10% of the outstanding voting
securities of any single issuer.  This Investment
Restriction applies only with respect to 75% of its total assets.

3.	Invest in commodities, except that the Master
Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

4.	Purchase, hold or deal in real estate, or oil, gas or
other mineral leases or exploration or development programs, but the Master portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5.	Borrow money, except to the extent permitted under
the 1940 Act provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master
Portfolio.

6.	Make loans to others, except through the purchase of
debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the MIP's board of trustees.

7.	Act as an underwriter of securities of other issuers,
except to the extent the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8.	Invest 25% or more of its total assets in the
securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in
(i) obligations of the U.S. Government, its agencies or instrumentalities (ii) any industry in which the Wilshire 4500 Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.

9. 	Issue any senior security (as such term is defined in
Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction
Nos. 3 and 5 may be deemed to give rise to a senior security.

The U.S. Equity Index Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a vote of a majority of the trustees of MIP, at any time. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

1.	The Master Portfolio may invest in shares of other
open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, the Master Portfolio's investment is such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master
Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expense, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

4. The Master Portfolio may not invest more than 15% of the Master Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

5. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

INVESTMENT RESTRICTIONS OF THE INTERNATIONAL INDEX MASTER
PORTFOLIO

The International Index Master Portfolio has adopted the following investment restrictions as fundamental policies.
These restrictions cannot be changed, as to the Master
Portfolio, without approval by the holders of a majority
(as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. The Master Portfolio may not:

1. 	Invest more than 5% of its assets in the obligations
of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the US. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.
This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

3. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment
Restriction applies only with respect to 75% of its total assets.

3. 	Invest in commodities, except that the Master
Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indices.

4. 	Purchase, hold or deal in real estate, or oil, gas or
other mineral leases or exploration or development program, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5. 	Borrow money, except to the extent permitted under
the 1940 Act provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master
Portfolio.

6. 	Make loans to others, except through the purchase of
debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the MIP's board of trustees.

7.	Act as an underwriter of securities of other issuers,
except to the extent the Master Portfolio may be deemed an underwriter under the 1933 Act as amended, by virtue of disposing of portfolio securities.

8. 	Invest 25% or more of its total assets in the
securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in
(i) obligations of the US. Government, its agencies or instrumentalities (ii) any industry in which the EAFE Free Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.

9. 	Issue any senior security (as such term is defined in
Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction
Nos. 3 and 5 may be deemed to give rise to a senior security.

The International Index Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a vote of a majority of the trustees of MIP, at any time. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

1. 	The Master Portfolio may invest in shares of other
open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.
Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company, and (iii) 10% of the Master
Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

2. 	The Master Portfolio may not invest more than 15% of
its net assets in illiquid securities. For this purpose, illiquid securities include, among others,
(a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. 	The Master Portfolio may lend securities from its
portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

RISK CONSIDERATIONS

U.S. EQUITY INDEX MASTER PORTFOLIO

General-The value of the U.S. Equity Index Master
Portfolio's interests is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

Equity Securities-The stock investments of the Master
Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods.
The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In addition, many of the companies whose securities comprise the Wilshire 4500 Index are small- to medium-sized companies which, historically, have been more susceptible to market fluctuations than securities of larger capitalization companies such as those comprising the S&P 500 Index. As of the date of this registration statement, the U.S. stock market, as measured by the Wilshire 5000 Index and other commonly used indices, was trading at or close to record levels. There can be no assurance that these record levels will continue.

Debt Securities-The debt instruments in which the Master
Portfolio may invest are subject to credit and interest rate risk. Credit risk is the risk that issuers of debt instruments may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of debt instruments. The value of debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than, obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of debt instruments.
Although some debt instruments are guaranteed by the U.S.
Government, its agencies or instrumentalities, such instruments are subject to interest rate risk and the market value of these instruments will fluctuate. No assurance can be given that the U.S. Government, would provide financial support to the agencies or instrumentalities that issue or guarantee these instruments where it is not obligated to do so.

INTERNATIONAL INDEX MASTER PORTFOLIO

General-The value of the International Index Master
Portfolio's interests is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

Equity Securities-The stock investments of the Master
Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods.
International stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In addition, many of the companies whose securities comprise the EAFE Free Index are small to medium size companies which, historically, have been more susceptible to market fluctuations than securities of larger capitalization companies.

Foreign Investment Risk-The Master Portfolio invests substantially all of its assets in foreign securities.
This means the Master Portfolio can be affected by the risks of foreign investing, including changes in currency exchange rates and the costs of converting currencies;
foreign government controls on foreign investment;
repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; volatility from lack of liquidity;
different settlement practices or delayed settlements in some markets; difficulty in getting complete and accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic and social instability, and difficulty enforcing legal rights outside the U.S.

In addition, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments.

Issuer-Specific Changes-Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities.

Small Company Investing-The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets and financial resources.


Other Investment Considerations-The Master Portfolio may enter into transactions in futures contracts and options on futures contracts, each of which involves risk. The futures contracts and options on futures contracts that the Master Portfolio may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates.
The Master Portfolio intends to use futures contracts and options as part of its short-term liquidity holdings and/or substitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

Securities Loans

The Master Portfolios are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income.
While the Master Portfolios may earn additional income from lending securities, such activity is incidental to their investment objectives. The value of securities loaned may not exceed 33 1/3% of the value of each Master Portfolio's total assets. In connection with such loans, the Master
Portfolio will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Portfolio will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, a Master Portfolio could experience delay in recovering the loaned securities.
Management believes that this risk can be controlled through careful monitoring procedures.

The funds and the trust bear all of their own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees.
Expenses allocable to a particular fund or Master Portfolio are so allocated.

THE BALANCE OF THIS PAGE IS INTENTIONALLY LEFT BLANK.


TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE FUND

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 388 Greenwich Street, New York, New
York 10013, unless otherwise indicated.

Herbert Barg, Trustee (Age 77). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania
19004. Director/Trustee of sixteen investment companies associated with Citigroup, Inc. ("Citigroup")

*Alfred J. Bianchetti Trustee (Age 77).  Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.
Director/Trustee of eleven investment companies associated with Citigroup.

Martin Brody Trustee (Age 78).  Consultant, HMK Associates;
Retired Vice Chairman of the Board of Restaurant Associates
Corp.  His address is c/o HMK Associates, 30 Columbia
Turnpike, Florham Park, New Jersey 07932. Director/Trustee of twenty-one investment companies associated with Citigroup.

Dwight B. Crane Trustee (Age 62).  Professor, Harvard
Business School.  His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts 02163.
Director/Trustee of twenty-four investment companies associated with Citigroup.

Burt N. Dorsett Trustee (Age 69).  Managing Partner of
Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.
Director/Trustee of eleven investment companies associated with Citigroup.

Elliot S. Jaffe Trustee (Age 73). Chairman of the Board and President of The Dress Barn, Inc. His address is 30
Dunnigan Drive, Suffern, New York 10901. Director/Trustee of eleven investment companies associated with Citigroup.

Stephen E. Kaufman Trustee (Age 68). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Director/Trustee of thirteen investment companies associated with Citigroup.

Joseph J. McCann Trustee (Age 69).  Financial Consultant;
Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.
Director/Trustee of eleven investment companies associated with Citigroup.



*Heath B. McLendon Trustee (Age 66). Chairman of the Board,
President and Chief Executive Officer; Managing Director of
Salomon Smith Barney; President of SSB Citi and Travelers
Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade
Center, New York, New York 10048.

Cornelius C. Rose, Jr. Trustee (Age 66).  President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook
Village, Building 4, Apt 6, West Lebanon, New Hampshire
03784. Director/Trustee of eleven investment companies associated with Citigroup.

Lewis E. Daidone (Age 42). Senior Vice President and
Treasurer; Managing Director of Salomon Smith Barney; Chief
Financial Officer of the Smith Barney mutual funds;
Treasurer and Senior Vice President or Executive Vice
President of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi and TIA.

Irving David (Age 39). Controller
Director of Salomon Smith Barney; formerly Assistant
Treasurer of First Investment Management Company.
Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup.

Christina T. Sydor (Age 49). Secretary
Managing Director of Salomon Smith Barney; Secretary of sixty-one investment companies associated with Citigroup;
General Counsel and Secretary of SSB Citi and TIA.

THE BALANCE OF THIS PAGE IS INTENTIONALLY LEFT BLANK.


No officer, trustee or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $12,000 per annum plus $1000 per in-person meeting and $100 per telephonic meeting.
Each Trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $5,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings, which for the last fiscal year totaled $14,437.

For the fiscal year ended November 30, 1999, the trustees of the trust were paid the following compensation:





Name of Person



Aggregate
Compensat
ion
from
Trust

Total
Pension or
Retirement
Benefits
Accrued
As part of
Trust
Expenses

Compensation
from Trust
and Fund
Complex
Paid to
Trustees

Number of
Funds for Which  DirecD
Trustee Serves Within
Fund Complex


Herbert Barg**
Alfred
Bianchetti*
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$15,600
   14,600
   13,600
   15,500
   15,500
   12,600
   15,600
   15,600
-----
   14,600


$ 0
0
0
0
0
0
0
0
0
0

$114,288
    53,900
  138,600
  155,363
   57,950
   45,100
  110,650
   58,050
------
  53,500

16
11
21
24
11
11
13
11
71
11


_________________
* 	Designated an "interested" trustee.
**	Designates member of Audit Committee.

Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years. A trustee emeritus may attend meetings but has no voting rights.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Master Portfolio Adviser

Each Master Portfolio has substantially the same investment objectives as the corresponding fund. Consequently, the funds do not have their own investment adviser. BGFA serves as the Master Portfolios' Investment Adviser and provides investment guidance and policy direction for the Master Portfolios.

BGFA makes no attempt to apply economic, financial or market analysis when managing the Master Portfolios. BGFA selects securities because they will help the Master
Portfolios achieve returns corresponding to the returns of the applicable index.. The process reflects BGFA's commitment to an objective and consistent investment management structure.

BGFA serves as investment adviser to the Master Portfolios and the Underlying Portfolios. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street San Francisco, CA 94105. As of December
31, 1999, BGFA and its affiliates provided investment advisory services for approximately $782 billion of assets under management.

BGFA provides the Master Portfolios and the Underlying
Portfolios with investment guidance and policy direction in connection with the daily portfolio management of each, subject to the supervision of MIP's board of trustees and in conformity with Delaware law and the stated policies of each such portfolio. BGFA furnishes to MIP's board of trustees periodic reports on the investment strategy and performance of the Master Portfolios and the Underlying
Portfolios.

BGFA is entitled to receive monthly fees at the annual rate of 0.01% of the average daily net assets of the U.S. Equity
Index Master Portfolio, 0.08% of the average daily net assets of the Extended Index Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Portfolio as compensation for its advisory services. The U.S. Equity
Index Master Portfolio bears its pro rata share of the advisory fees of the Underlying Portfolios. Based on these fee levels and the expected allocation of assets between the two Underlying Portfolios, the advisory fees payable to BGFA by the Master Portfolio on a combined basis will be approximately 0.07% of the average daily net assets of the Master Portfolio. As compensation for its advisory services to the International Index Master Portfolio, BGFA is entitled to receive fees at an annual rate of 0.15% of the first $1 billion and 0.10% thereafter, of the International
Index Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part.
Any such waiver will reduce the expenses of the Master
Portfolio and, accordingly, have a favorable impact on its performance.

Purchase and sale orders for portfolio securities of the Master Portfolios may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA, subject to the supervision and the overall authority of MIP's board of trustees, determines that a particular security should be bought or sold for a Master Portfolio and other accounts managed by BGFA, it undertakes to allocate those transactions among the participants equitably.

BGFA may deal, trade and invest for its own account in the types of securities in which the Master Portfolio may invest. BGFA has informed MIP that in making its investment decisions it does not obtain or use material inside information in its possession.

Morrison & Foerster LLP, counsel to MIP and special counsel to BGFA, has advised MIP and BGFA that BGFA and its affiliates may perform the services contemplated by the BGFA Advisory Contracts without violation of the Glass-
Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of or decisions relating to, present federal or state statutes, including the Glass-
Steagall Act and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Administrator - SSB Citi

SSB Citi serves as administrator to the fund pursuant to a written agreement (the "Administration Agreement"). SSB
Citi is a wholly owned subsidiary of Salomon Smith Barney
Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. The administrator will pay the salary of any officer and employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services.

As administrator SSB Citi: (a) assists in supervising all aspects of the fund's operations except those performed by other parties pursuant to written agreements; b) supplies the fund with office facilities (which may be in SSB Citi's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of
(i) the net asset value of shares of the fund, (ii) service fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for administrative services rendered to the fund, the administrator will receive a fee computed daily and paid monthly at the annual rate of 0.15% of the value of the fund's average daily net assets.

The fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of trustees who are not officers, Directors, shareholders or employees of the administrator or its affiliates; SEC fees and state Blue Sky qualification fees;
charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or board of trustees of the fund.

Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New York, New York 100174, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ending December 31, 2000.
The Master Investment Portfolio has been audited by KPMG LLP, independent auditors, 3 Embarcadero Center, 21st Floor, San Francisco, California 94111.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New
York 10019, serves as counsel to each fund.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York,
New York, serves as counsel to the trustees who are not "interested persons" of each fund.

Custodian, Fund Accounting Services Agent and Sub-administrator of the Master Portfolio

Investors Bank & Trust Company  ("IBT"), 200 Clarendon
Street, Boston, MA 02116, serves as custodian of the assets of the fund and the Master Portfolio. As a result, IBT has custody of all securities and cash of the fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the fund and the Master Portfolio. The custodian has no responsibility for any of the investment policies or decisions of the fund and the Master Portfolio. IBT also acts as the fund's Accounting Services Agent.

Custodial fees of up to 0.10% are payable after the first two years of the Master Portfolio's operations. The Master
Portfolio was launched on February 22, 1998 therefore, the initial two year period expires on February 22, 2001.
Thereafter IBT will be entitled to receive custodial fees from the Master Portfolio (after waivers). This will increase the total operating expense of the Master
Portfolio by 0.10%.

Transfer Agent and Sub-Transfer Agent

Citi Fiduciary Trust Company, (successor to Smith Barney
Private Trust Company) (the "transfer agent") located at
388 Greenwich Street, New York, New York 10013 serves as the transfer agent and shareholder services agent for the fund.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent") located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the

Code of Ethics Pursuant to Rule 17j-1 of the 1940 Act, the funds, their investment advisers and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the funds' code of ethics is on file with the Securities and Exchange Commission.

Distributor tc "DISTRIBUTOR"

CFBDS, Inc. serves as the fund's distributor pursuant to a written agreement dated October 8, 1998, (the "Distribution
Agreement") and which was amended to include each fund and approved by the fund's board of trustees, including a majority of the independent trustees, on October 13, 1999.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's board of trustees has been advised of the benefits to Salomon Smith
Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Administration and Distribution Agreements for continuance.

Shareholding Servicing Arrangements

To compensate Salomon Smith Barney for the services they provide to fund shareholders, each fund has adopted a services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays a service fee with respect to Class A shares that is accrued daily and paid monthly, calculated at the annual rate of 0.20 % of the value of the fund's average daily net assets attributable to Class A shares. Class D shares are not subject to a service fee.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may not be amended to increase the amount of the service fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the Independent Trustees in the manner described above.
The Plan may be terminated with respect to the Class A shares at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of the fund. Pursuant to the Plan, Salomon Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

Co-Administrators and Placement Agent of the Master
Portfolios

Stephens, Inc. ("Stephens"), and Barclays Global Investors,
N.A. ("BGI") serve as co-administrators on behalf of the Master Portfolios. Under the Co-Administration Agreement between Stephens, BGI and the Master Portfolios, Stephens and BGI provide the Master Portfolios with administrative services, including: (i) general supervision of the Master
Portfolios' non-investment operations, coordination of the other services provided to the Master Portfolios; (ii) compilation of information for reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolios; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the MIP's officers and board. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolios and compensates the MIP's trustees, officers and employees who are affiliated with Stephens. In addition, Stephens and BGI will be responsible for paying all expenses incurred by the U.S. Equity Index
Master Portfolio other than the fees payable to BGFA and other than custodial fees of up to 0.01% payable after the first two years of the Master Portfolio's operations.
Stephens and BGI are entitled to receive a monthly fee, in the aggregate, at an annual rate of 0.02% of the average daily net assets of the U.S. Equity Index Master Portfolio for providing administrative services and assuming expenses.

As compensation for administration services to International Index Master Portfolio, Stephens and BGI are entitled to receive a monthly fee, in the aggregate, at an annual rate of 0.10% of the first $1 billion and 0.07% thereafter of the Master Portfolio average daily net assets.

Stephens also acts as the placement agent of Master
Portfolio's shares pursuant to a Placement Agency Agreement with the Master Portfolio.

PORTFOLIO TRANSACTIONS AND TURNOVER

BGFA assumes general supervision over placing orders on behalf of the Master Portfolios for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolios. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolios may transact business offer commission rebates to the Master Portfolios.
BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses.

The Master Portfolios have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Portfolios' board of trustees, BGFA as advisor is responsible for the Master Portfolios' investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolios to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolios will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Master Portfolios may be combined with those of other accounts that BGFA manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Master
Portfolios and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Master
Portfolios such as Stephens, BGFA and their affiliates are prohibited from dealing with the Master Portfolios as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the Master Portfolios, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions.
The cost of executing the Master Portfolios' investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or BGI. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for  portfolio  securities of the Master
Portfolio, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolios will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolios. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Master Portfolios' board of trustees.

Certain of the brokers or dealers with whom the Master
Portfolios may transact business offer commission rebates to the Master Portfolios. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional

PURCHASE OF SHARES tc "PURCHASE OF SHARES"

Detailed information about the purchase, redemption and exchange of fund shares appears in the prospectus.

General

The shares of each fund are offered at net asset value, which is calculated as of the close of The New York Stock
Exchange, Inc. ("NYSE") on each day that the NYSE is open for business. The value of the shares of each fund will fluctuate in relation to the investment experience of the Master Portfolios in which it invests.

Investors may purchase shares from a Salomon Smith Barney
Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A or Class D shares.
Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the sub-transfer agent are not subject to a maintenance fee.

Investors may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement and subsequent investment requirement for all Classes is $25.
For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for employees of Citigroup and its subsidiaries, including Salomon Smith
Barney, unitholders who invest distributions from a Unit
Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or a Salomon Smith
Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith
Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment
Plan.  Under the Systematic Investment Plan, Salomon Smith
Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith
Barney Financial Consultant or a Dealer Representative.

Class D shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation, including the Smith Barney 401(k)
Platform program. In addition, Class D shares are offered to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affiliates. For more information about these programs, contact a Salomon Smith
Barney Financial Consultant.

Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates.
The fund offers Class A shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must by of the same class.

For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex Plan"), Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

For more information, call your Salomon Smith Barney
Financial Consultant or the transfer agent.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

REDEMPTION OF SHARES tc "REDEMPTION OF SHARES"

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of the fund who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal
Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

Additional Information Regarding Telephone Redemption And
Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

EXCHANGE PRIVILEGE

Shares of each Class of the U.S. 5000 Index Fund may only be exchanged for shares of the same Class of
3. Smith Barney S&P 500 Index Fund and
4. Smith Barney EAFE Index Fund

Shares of each Class of the EAFE Index Fund may only be
exchanged for shares of the same Class of
3.  	Smith Barney S&P 500 Index Fund and
4.  	Smith Barney U.S. 5000 Index Fund

Exchanges can be made to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class D shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class A and Class D shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege

Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Additional
Information Regarding Telephone Redemptions and Exchange
Program.'' Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Dividend, Distributions and Taxes" below, followed by a purchase of shares of a different fund.
Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

VALUATION OF SHARES tc "VALUATION OF SHARES"

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther
King Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class will differ. The following is a description of the procedures used by the trust in valuing its assets.

The net asset value per share of each fund and is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the fund. The value of each fund's shares will fluctuate in relation to the investment experience of the Master Portfolios in which such fund invests. Securities held by a fund or Master Portfolio which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded.

The securities of the Master Portfolios, including covered call options written by the Master Portfolios, are valued as discussed below. Domestic securities are valued at the last sale price on the domestic securities or commodities exchange or national securities market on which such securities primarily are traded. Securities not listed on a domestic exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Portfolio securities which are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities is determined by BGFA in accordance with guidelines approved by MIP's board of trustees. Short-term investments are carried at amortized cost which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by BGFA in accordance with such guidelines.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by MIP's board of trustees, are valued at fair value as determined in good faith by BGFA in accordance with guidelines approved by MIP's board of trustees. BGFA and MIP's board of trustees periodically review the method of valuation. In making its good faith valuation of restricted securities, BGFA generally takes the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount is revised periodically if it is believed that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually are valued initially at cost. Any subsequent adjustment from cost is based upon considerations deemed relevant by MIP's board of trustees.

PERFORMANCE DATA tc "PERFORMANCE DATA"

From time to time a fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A and Class D shares of the fund.
These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting
100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return. A fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

THE BALANCE OF THIS PAGE IS INTENTIONALLY LEFT BLANK.


Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC.
The formula can be expressed as follows:

P(1 + T)n = ERV

	Where:	P	= 	a hypothetical initial
payment of $1,000.

		T	= 	average annual total
return.

		n	= 	number of years.

		ERV	=	Ending Redeemable Value
of a hypothetical
$1,000 investment made
at the beginning of a
1-, 5- or 10-year
period at the end of a
1-, 5- or 10-year
period (or  fractional
portion thereof),
assuming reinvestment
of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


U.S. 5000 Index Fund
Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-Year
Life of
Fund 1
Class A
N/A
N/A
N/A
22.70%
Class D
N/A
N/A
N/A
N/A2


EAFE Index Fund
Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-Year
Life of
Fund 1
Class A
N/A
N/A
N/A
14.10%
Class D
N/A
N/A
N/A
N/A2
____________________
1	Class A and D commenced operations on October 18, 1999.
The results reflected are for the period from October
18, 1999 to March 31, 2000.
2	There is no information for Class D shares because no
Class D shares were outstanding.


Aggregate Total Return

A fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value of a
hypothetical $10,000
investment made at the
beginning of the 1-, 5- or
10-year period at the end of
the 1-, 5- or 10-year period
(or fractional portion
thereof), assuming
reinvestment of all dividends
and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.


U.S. 5000 Index Fund
Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
  10-
Year
Life of
Fund 1
Class A
N/A
N/A
N/A
22.70%
Class D
N/A
N/A
N/A
N/A2


EAFE Index Fund
Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
  10-
Year
Life of
Fund 1
Class A
N/A
N/A
N/A
14.10%
Class D
N/A
N/A
N/A
N/A2
____________________
1        Class A and D commenced operations on October 18,
1999.  The results reflected are for the period from
October 18, 1999 to
	March 31, 2000.
2	There is no information for Class D shares because no
Class D shares were outstanding.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.
DIVIDENDS, DISTRIBUTIONS AND TAXES  tc "TAXES "

MIP is organized as a business trust under Delaware law.
Under MIP's current classification for federal income tax purposes, it is intended that each Master Portfolio will be treated as a partnership for such purposes and, therefore, such Master Portfolio will not be subject to any federal income tax on its income and gains (if any). However, each investor in a Master Portfolio will be taxed on its share
(as determined in accordance with the governing instruments of MIP) of such Master Portfolio's taxable income and capital gain in determining its federal income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

MIP's taxable year-end is the last day of December.
Although MIP will not be subject to federal income tax, it will file appropriate federal income tax returns

The Master Portfolios assets, income and distributions will be managed in such a way that an investor in a Master
Portfolio may satisfy the requirements of Subchapter M of the Code by investing substantially all of its assets in the Master Portfolio. Investors are advised to consult their own tax advisors as to the tax consequences of an investment in the Master Portfolio.

Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change. Each fund will be treated as a separate entity for federal tax purposes.
Unless otherwise noted, the following discussion is applicable to each fund.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the fund must, among other things:
(a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses. For purposes of federal income tax law, including the application of the foregoing qualification requirements, a fund will be treated as if it derived directly its proportionate share of each item of income, deduction, gain or loss (and as if it held directly its proportionate share of the assets and liabilities) of each Master Portfolio in which it invests, either directly or indirectly.

As a regulated investment company, the fund will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net relized capital gains") or on its net realized capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of its investment company taxable income, plus or minus certain other adjustments as specified in the Code, and 90% of its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year.
Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Index Swaps. As a result of entering into index swaps, the fund may make or receive periodic net payments. It may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the fund has been a party to the swap for more than one year).

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries.
Tax conventions between certain countries and the United
States may reduce or eliminate such taxes in some cases.
The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or not possible to obtain.

Alternatively, the fund may elect to mark-to-market to its stock in a PFIC. This election would result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue
Service (the "IRS"). By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December
31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized capital gains. However, if the fund retains for investment an amount equal to all or a portion of its net realized capital gains, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and
(c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United
States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter
(if the shareholder holds his shares of the fund as capital assets).

Shareholders receiving dividends or distributions in the form of additional shares should be treated for United
States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending
30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right
(e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United
States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes- Taxation of United States Shareholders -
Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the funds and its shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund.

ADDITIONAL INFORMATION

The Fund

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust" under the name Shearson Lehman Brothers Intermediate-Term
Trust. On October 14, 1994 and August 16, 1995, the trust's name was changed to Smith Barney Income Trust and Smith Barney Investment Trust, respectively. In addition to each fund, the trust offers shares of beneficial interest of five other separate funds with a par value of $.001 per share. Each fund offers shares of beneficial interest currently classified into two Classes - A and D.
Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class;
(b) the effect of the respective sales charge, if any, for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; and (f) the exchange privilege of each Class. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share.
Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares
(the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

Master Portfolio Organization

The Master Portfolios are a series of MIP, an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for trust liabilities and obligations, but only to the extent the trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations.
Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

The interests in the Master Portfolios have substantially identical voting and other rights as those rights enumerated above for shares of the fund. MIP is generally not required to hold annual meetings, but is required by
Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the fund is requested to vote on a matter with respect to the corresponding Master
Portfolio, the fund will hold a meeting of fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where the fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, such fund will vote such shares in the same proportion as the shares for which the fund does receive voting instructions.

Annual and Semi-annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. The fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial
Consultant or the transfer agent.

FINANCIAL STATEMENTS

The U.S. 5000 Index fund's annual report for the fiscal year ended December 31, 1999 was filed on March 7, 2000,
Accession Number 91155-00-000182. The EAFE Index fund's annual report for the fiscal year ended December 31, 1999 was filed on March 7, 2000, Accession Number 91155-00-
000183.

OTHER INFORMATION

Styles of Fund Management In an industry where the average portfolio manager has seven years of experience (source:
ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.
Smith Barney mutual funds offers more than 60 mutual funds.
We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney
Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert
Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.


U.S. 5000 Index Fund

Wilshire Associates, Incorporated ("Wilshire Associates") does not sponsor any portfolio of the fund, nor is it affiliated in anyway with the funds. "Wilshire 5000 Equity
Index" and related marks are trademarks of Wilshire
Associates. None of the funds are sponsored, endorsed, sold, or promoted by the index or its sponsor and neither the index nor its sponsor make any representation or warranty, express or implied, regarding the advisability of investing in the funds.

The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates. Wilshire Associates makes no representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the Wilshire 5000 Index to track general stock market performance. Wilshire's only relationship to the fund is the licensing of certain trademarks and and trade names of Wilshire. The Wilshire
5000 Index which is composed and calculated without regard to the issuer of this fund or this fund. Wilshire has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the Wilshire 5000 Index. Wilshire does not guarantee the accuracy or the completeness of the Wilshire 5000 Index or any data included therein and Wilshire shall have no liability for any errors, omissions, or interruptions therein. Wilshire makes no warranty, express or implied, as to results to be obtained by the fund, owners of the product, or any other person or entity from the use of the Wilshire 5000 Index or any data included therein. Wilshire makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wilshire 5000 Index or any data included therein. Without limiting any of the foregoing, in no event shall Wilshire have any liability for any special, punitive, indirect, or consequential damages
(including lost profits), even if notified of the possibility of such damages.



U.S. 5000 Index Fund

"S&P 500(r)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Salomon Smith Barney. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Salomon Smith Barney is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Salomon Smith Barney or the fund. S&P has no obligation to take the needs of Salomon Smith Barney or the shareholders of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund's shares or the timing of the issuance or sale of the fund's shares or in the determination or calculation of the equation by which fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P
500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY
FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR
IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY
OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

EAFE Index Fund

The fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE Index to track general stock market performance.
MSCI is the licensor of certain trademarks, service marks, and trade names of MSCI and the EAFE Index which is determined, composed and calculated by MSCI without regard to the issuer of this fund or this fund. MSCI has no obligation to take the needs of the issuer of this fund of the owners of this fund into consideration in determining, composing or calculating the EAFE Index. MSCI is not responsible for and has not participated in the determination or calculation of the equation by which the fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR
FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES
WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER
PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF
THE INDEXES OR ANY DATA INCLUDED THEREIN.  NEITHER MSCI NOT
ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS
TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS
AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER
PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA
INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED
HEREUNDER OR FOR ANY OTHER USE.  NEITHER MSCI NOT ANY OTHER
PARTY MAKES ANY EXPRESS OF IMPLIED WARRANTIES, AND MSCI
HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH
RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN.
WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL
MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT,
INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER
DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE
POSSIBILITY OF SUCH DAMAGES


APPENDIX


Description of certain ratings assigned by Standard &
Poor's Corporation ("S&P") and Moody's Investors Service,
Inc. ("Moody's")

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

?     liquidity ratios are adequate to meet cash
requirements;

?     long-term senior debt is rated "A" or better;

?     the issuer has access to at least two additional
channels of borrowing;

?   basic  earnings and cash flow have an upward trend with
allowance made for unusual circumstances;

?     typically,  the issuer's industry is well established
and the issuer has a strong position within the industry;
and

?     the reliability and quality of management are
unquestioned.


Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

?    evaluation of the management of the issuer;

?     economic  evaluation  of  the  issuer's  industry or
industries and an appraisal of speculative-type risks which may be inherent in certain areas;

?     evaluation  of the  issuer's  products  in  relation
to  competition  and customer acceptance;

?     liquidity;

?     amount and quality of long-term debt;

?     trend of earnings over a period of ten years;

?     financial  strength of parent  company and the
relationships  which exist with the issuer; and

?    recognition by the  management of obligations  which
may be present or may arise as a result of public interest questions and preparations to meet such obligations.
































SMITH BARNEY
INVESTMENT TRUST



U.S. 5000 Index Fund

EAFE Index Fund
















April 28, 2000


SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

								SALOMON SMITH BARNEY
								A Member of
Citigroup [Symbol]